FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—24.3%
Acrisure LLC / Acrisure Finance, Inc., 6.0%, 8/1/29	(d)	Insurance	$399	$399	$394
Alliance Data Systems Corp., 4.8%, 12/15/24	(d)	Diversified Financial Services	948	911	972
Altice France SA, 7.4%, 5/1/26	(d)	Telecommunications	440	458	457
American Greetings Corp., 8.8%, 4/15/25	(d)	Housewares	392	410	409
AmWINS Group, Inc., 4.9%, 6/30/29	(d)	Insurance	47	47	48
Apollo Commercial Real Estate Finance, Inc., 4.6%, 6/15/29	(d)	Real Estate Investment Trusts	376	376	365
APX Group, Inc., 6.8%, 2/15/27	(d)	Commercial Services	235	251	250
APX Group, Inc., 5.8%, 7/15/29	(d)	Commercial Services	239	239	236
Aretec Escrow Issuer, Inc., 7.5%, 4/1/29	(d)	Diversified Financial Services	120	122	124
Ascend Learning LLC, 6.9%, 8/1/25	(d)	Software	220	224	224
Ascend Learning LLC, 6.9%, 8/1/25	(d)	Software	417	425	427
B&G Foods, Inc., 5.3%, 4/1/25		Food	123	126	126
Bausch Health Companies, Inc., 6.1%, 4/15/25	(d)	Pharmaceuticals	806	823	824
Blackstone Mortgage Trust, Inc., 3.8%, 1/15/27	(d)	Real Estate Investment Trusts	144	144	143
Bombardier, Inc., 7.9%, 4/15/27	(d)	Miscellaneous Manufacturing	209	197	217
Caesars Resort Collection LLC / CRC Finco, Inc., 5.3%, 10/15/25	(d)	Entertainment	91	92	92
Carnival Corp., 11.5%, 4/1/23	(d)	Leisure Time	440	492	492
Carnival Corp., 4.0%, 8/1/28	(d)	Leisure Time	414	416	419
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	624	624	639
CITGO Petroleum Corp., 6.4%, 6/15/26	(d)	Oil & Gas	93	93	95
CommScope Finance LLC, 6.0%, 3/1/26	(d)	Telecommunications	264	275	274
CommScope, Inc., 4.8%, 9/1/29	(d)	Telecommunications	465	468	465
CoreCivic, Inc., 4.8%, 10/15/27		Commercial Services	236	210	207
CoreCivic, Inc., 8.3%, 4/15/26		Commercial Services	133	134	136
CP Atlas Buyer, Inc., 7.0%, 12/1/28	(d)	Building Materials	268	277	269
Dave & Buster's, Inc., 7.6%, 11/1/25	(d)	Retail	30	32	32
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/28	(d)	Auto Parts & Equipment	665	584	697
Dell International LLC / EMC Corp., 7.1%, 6/15/24	(d)	Computers	884	902	905
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	986	978	1,009
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	832	812	871
Flex Acquisition Co., Inc., 7.9%, 7/15/26	(d)	Packaging & Containers	226	237	236
Fortress Transportation and Infrastructure Investors LLC, 9.8%, 8/1/27	(d)	Trucking & Leasing	561	645	636
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	434	445	442
Genesis Energy LP / Genesis Energy Finance Corp., 7.8%, 2/1/28		Pipelines	49	48	49
GEO Group, Inc., 6.0%, 4/15/26		Real Estate Investment Trusts	203	177	160
GEO Group, Inc., 5.1%, 4/1/23		Real Estate Investment Trusts	210	200	198
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.5%, 6/1/26	(d)	Food	246	252	255
Hadrian Merger Sub, Inc., 8.5%, 5/1/26	(d)	Healthcare-Services	283	296	294
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(d)	Pharmaceuticals	174	174	187
iStar, Inc., 5.5%, 2/15/26		Real Estate Investment Trusts	292	302	306
Jacobs Entertainment, Inc., 7.9%, 2/1/24	(d)	Entertainment	43	45	44
KAR Auction Services, Inc., 5.1%, 6/1/25	(d)	Distribution/Wholesale	942	957	954

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Kronos Acquisition Holdings, Inc., 5.0%, 12/31/26	(d)	Household Products/Wares	$110	$112	$110
Kronos Acquisition Holdings, Inc., 7.0%, 12/31/27	(d)	Household Products/Wares	261	266	251
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.3%, 2/1/27	(d)	Real Estate Investment Trusts	87	77	86
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.8%, 6/15/29	(d)	Real Estate Investment Trusts	209	209	208
Lannett Co., Inc., 7.8%, 4/15/26	(d)	Pharmaceuticals	150	150	138
Level 3 Financing, Inc., 5.4%, 5/1/25		Telecommunications	245	250	251
Life Time, Inc., 5.8%, 1/15/26	(d)	Leisure Time	435	443	451
LifePoint Health, Inc., 5.4%, 1/15/29	(d)	Healthcare-Services	141	140	137
Live Nation Entertainment, Inc., 4.9%, 11/1/24	(d)	Entertainment	276	279	279
Maxim Crane Works Holdings Capital LLC, 10.1%, 8/1/24	(d)	Machinery-Diversified	723	731	741
Metis Merger Sub LLC, 6.5%, 5/15/29	(d)	Commercial Services	224	224	218
Midcap Financial Issuer Trust, 5.6%, 1/15/30	(d)	Diversified Financial Services	209	207	207
Modulaire Global Finance 2 Plc, 10.0%, 8/15/23	(d)	Storage/Warehousing	130	133	133
Modulaire Global Finance Plc, 8.0%, 2/15/23	(d)	Commercial Services	1,481	1,426	1,514
Mohegan Gaming & Entertainment, 8.0%, 2/1/26	(d)	Entertainment	820	820	856
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	459	448	475
New Home Co., Inc., 7.3%, 10/15/25	(d)	Home Builders	566	568	596
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.3%, 6/15/25	(d)	Advertising	164	174	173
Pactiv LLC, 8.0%, 12/15/25		Packaging & Containers	217	219	245
Pactiv LLC, 8.4%, 4/15/27		Packaging & Containers	861	913	988
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.5%, 5/15/27	(d)	Auto Parts & Equipment	764	822	814
Powdr Corp., 6.0%, 8/1/25	(d)	Entertainment	230	242	242
Prime Healthcare Services, Inc., 7.3%, 11/1/25	(d)	Healthcare-Services	264	272	284
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.9%, 11/1/26	(d)	Entertainment	208	210	213
RLJ Lodging Trust LP, 3.8%, 7/1/26	(d)	Real Estate Investment Trusts	294	294	296
Rockies Express Pipeline LLC, 5.0%, 7/15/29	(d)	Pipelines	141	144	147
RP Escrow Issuer LLC, 5.3%, 12/15/25	(d)	Healthcare-Services	239	247	246
SeaWorld Parks & Entertainment, Inc., 8.8%, 5/1/25	(d)	Entertainment	402	434	432
SeaWorld Parks & Entertainment, Inc., 5.3%, 8/15/29	(d)	Entertainment	40	40	41
Service Properties Trust, 7.5%, 9/15/25		Real Estate Investment Trusts	507	570	569
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	326	363	366
Starwood Property Trust, Inc., 3.6%, 7/15/26	(d)	Real Estate Investment Trusts	212	212	214
Stericycle, Inc., 5.4%, 7/15/24	(d)	Environmental Control	325	331	334
Sunoco LP / Sunoco Finance Corp., 6.0%, 4/15/27		Oil & Gas	96	86	100
Surgery Center Holdings, Inc., 6.8%, 7/1/25	(d)	Healthcare-Services	275	280	280
TKC Holdings, Inc., 6.9%, 5/15/28	(d)	Food Service	537	547	555
TransDigm UK Holdings Plc, 6.9%, 5/15/26		Aerospace/Defense	352	371	371
TransDigm, Inc., 6.4%, 6/15/26		Aerospace/Defense	563	582	582
Triumph Group, Inc., 8.9%, 6/1/24	(d)	Aerospace/Defense	266	291	293
Trivium Packaging Finance B.V., 8.5%, 8/15/27	(d)	Packaging & Containers	221	238	238
US Acute Care Solutions LLC, 6.4%, 3/1/26	(d)	Healthcare-Services	314	322	332
Vector Group Ltd., 10.5%, 11/1/26	(d)	Agriculture	586	620	618
Vector Group Ltd., 5.8%, 2/1/29	(d)	Agriculture	709	710	710

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Verscend Escrow Corp., 9.8%, 8/15/26	(d)	Commercial Services	$396	$419	$418
WASH Multifamily Acquisition, Inc., 5.8%, 4/15/26	(d)	Commercial Services	229	231	239
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	648	665	655
Total Corporate Bonds				32,651	33,225

Convertible Bonds—0.6%
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/22		Real Estate Investment Trusts	109	108	110
Apollo Commercial Real Estate Finance, Inc., 5.4%, 10/15/23		Real Estate Investment Trusts	434	430	439
RWT Holdings, Inc., 5.8%, 10/1/25		Holding Companies-Diversified	273	272	280
Total Convertible Bonds				810	829

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Stocks—6.8%
Adobe, Inc.	(e)	Software	210	$95	$121
Alkuri Global Acquisition Corp.	(e)	Holding Companies-Diversified	27,482	272	274
Ardagh Metal Packaging SA	(e)	Packaging & Containers	4,797	52	48
Ball Corp.	(f)	Packaging & Containers	7,776	513	700
Brown-Forman Corp.		Beverages	145	8	10
Canadian Pacific Railway Ltd.		Transportation	3,636	261	237
Chipotle Mexican Grill, Inc.	(e)	Retail	129	183	234
Cintas Corp.	(f)	Commercial Services	894	219	340
Costco Wholesale Corp.	(f)	Retail	853	246	383
CSX Corp.		Transportation	4,023	104	120
CVS Health Corp.		Pharmaceuticals	2,870	226	243
Danaher Corp.		Healthcare-Products	1,120	252	341
Davide Campari-Milano N.V.		Beverages	18,134	137	256
Deere & Co.		Machinery-Diversified	632	216	212
Domino's Pizza, Inc.		Retail	388	123	185
Five Below, Inc.	(e)(f)	Retail	1,118	121	198
Home Depot, Inc.		Retail	1,333	265	438
II-VI, Inc.	(e)	Electronics	1,532	107	91
Intuit, Inc.		Software	315	89	170
Kansas City Southern	(f)	Transportation	1,408	219	381
Mastercard, Inc.	(f)	Diversified Financial Services	725	195	252
Mettler-Toledo International, Inc.	(e)	Electronics	334	211	460
Microsoft Corp.	(f)	Software	1,688	243	476
Mister Car Wash, Inc.	(e)	Commercial Services	2,870	54	52
Moody's Corp.		Commercial Services	623	137	221
Pool Corp.		Distribution/Wholesale	441	89	192
Republic Services, Inc.	(f)	Environmental Control	2,653	210	318
Sherwin-Williams Co.		Chemicals	2,132	353	596
Skyline Champion Corp.	(e)	Home Builders	727	46	44
Stanley Black & Decker, Inc.		Hand/Machine Tools	88	17	15
Switchback II Corp.	(e)	Holding Companies-Diversified	12,233	121	122
Target Corp.		Retail	957	190	219
Texas Instruments, Inc.		Semiconductors	870	148	167

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Thermo Fisher Scientific, Inc.		Healthcare-Products	307	$88	$175
Toro Co.	(f)	Machinery-Diversified	1,150	80	112
Tractor Supply Co.		Retail	869	134	176
Union Pacific Corp.		Transportation	2,067	334	405
UnitedHealth Group, Inc.		Healthcare-Services	191	79	75
VPC Impact Acquisition Holdings III, Inc.	(e)	Holding Companies-Diversified	10,597	105	105
Watches of Switzerland Group Plc	(d)(e)	Retail	11,783	125	150
Total Common Stocks				6,667	9,314

Portfolio Company(a)	Footnotes	Number of Shares	Cost	Fair Value(c)
Mutual Funds—0.1%
iPath Series B Bloomberg Coffee Subindex Total Return ETN	(e)	600	$30	$32
ProShares Short VIX Short-Term Futures ETF	(e)	800	42	44
Total Mutual Funds			72	76

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—54.6%
State Street Institutional Liquid Reserves Fund - Premier Class	(g)	0.04%	74,616,860	$74,639	$74,632
Total Short-Term Investments				74,639	74,632
TOTAL INVESTMENTS—86.4%				$114,839	118,076
Other Assets in Excess of Liabilities—13.6%					18,575
Net Assets—100.0%					$136,651

Investments Sold Short

Portfolio Company(a)	Footnotes	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short—(0.8)%
Invesco QQQ Trust Series 1		(623)	$(230)	$(223)
iPath Series B Bloomberg Coffee Subindex Total Return ETN		(1,832)	(93)	(98)
iShares Russell 1000 Value ETF		(556)	(89)	(87)
ProShares Short VIX Short-Term Futures ETF		(7,822)	(444)	(425)
SPDR S&P 500 ETF Trust		(475)	(208)	(204)
SPDR S&P Retail ETF		(770)	(71)	(70)
Total Mutual Funds Sold Short			(1,135)	(1,107)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(1.7)%
99 Escrow Issuer, Inc., 7.5%, 1/15/26		Retail	$(416)	$(390)	$(380)
Carnival Corp., 5.8%, 3/1/27		Leisure Time	(418)	(429)	(433)
Carrols Restaurant Group, Inc., 5.9%, 7/1/29		Retail	(16)	(15)	(15)
CommScope Technologies LLC, 5.0%, 3/15/27		Telecommunications	(173)	(170)	(165)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.9%, 8/15/27		Media Entertainment	(286)	(296)	(299)
Life Time, Inc., 8.0%, 4/15/26		Leisure Time	(435)	(443)	(462)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.0%, 12/31/30		Pipelines	$(141)	$(142)	$(145)
Teva Pharmaceutical Finance Netherlands III B.V., 6.8%, 3/1/28		Pharmaceuticals	(31)	(33)	(35)
United Rentals North America, Inc., 4.9%, 1/15/28		Commercial Services	(208)	(215)	(220)
United Rentals North America, Inc., 3.9%, 2/15/31		Commercial Services	(207)	(213)	(212)
Total Corporate Bonds Sold Short				(2,346)	(2,366)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short—(1.7)%
3M Co.		Miscellaneous Manufacturing	(384)	$(76)	$(67)
Albertsons Companies, Inc.		Food	(827)	(25)	(26)
Allegheny Technologies, Inc.		Iron/Steel	(10)	—	—
AMC Entertainment Holdings, Inc.		Entertainment	(233)	(16)	(9)
American Airlines Group, Inc.		Airlines	(1,396)	(35)	(29)
Bank of America Corp.		Banks	(481)	(22)	(20)
Boise Cascade Co.		Building Materials	(1,540)	(82)	(83)
Callaway Golf Co.		Leisure Time	(947)	(31)	(26)
Church & Dwight Co., Inc.		Household Products/Wares	(723)	(63)	(60)
Clorox Co./The		Household Products/Wares	(144)	(24)	(24)
Conagra Brands, Inc.		Food	(963)	(33)	(33)
Credit Acceptance Corp.		Diversified Financial Services	(31)	(15)	(18)
Darden Restaurants, Inc.		Retail	(554)	(82)	(84)
Denny's Corp.		Retail	(464)	(8)	(8)
Dow, Inc.		Chemicals	(497)	(28)	(29)
Eastman Chemical Co.		Chemicals	(24)	(2)	(2)
Ecolab, Inc.		Chemicals	(120)	(26)	(25)
Elanco Animal Health, Inc.		Pharmaceuticals	(290)	(9)	(9)
Emerson Electric Co.		Electrical Components & Equipment	(867)	(89)	(82)
EPR Properties		Real Estate Investment Trusts	(963)	(49)	(48)
FedEx Corp.		Transportation	(239)	(74)	(52)
Fox Factory Holding Corp.		Auto Parts & Equipment	(204)	(30)	(28)
General Electric Co.		Miscellaneous Manufacturing	(675)	(73)	(70)
General Mills, Inc.		Food	(1,782)	(104)	(107)
Genuine Parts Co.		Retail	(871)	(109)	(106)
HB Fuller Co.		Chemicals	(626)	(41)	(39)
Honest Co., Inc.		Cosmetics/Personal Care	(1,620)	(24)	(17)
Kimberly-Clark Corp.		Household Products/Wares	(431)	(59)	(57)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
La-Z-Boy, Inc.		Retail	(46)	$(2)	$(1)
Lordstown Motors Corp.		Auto Manufacturers	(819)	(6)	(7)
Louisiana-Pacific Corp.		Building Materials	(1,589)	(93)	(98)
Mattel, Inc.		Toys/Games/Hobbies	(963)	(20)	(18)
Minerals Technologies, Inc.		Chemicals	(24)	(2)	(2)
Mission Produce, Inc.		Food	(289)	(6)	(5)
New York Times Co.		Media Entertainment	(962)	(47)	(47)
Paychex, Inc.		Software	(1,203)	(127)	(135)
Peloton Interactive, Inc.		Leisure Time	(385)	(43)	(34)
Pinterest, Inc.		Internet	(144)	(7)	(7)
Planet Fitness, Inc.		Leisure Time	(478)	(35)	(38)
PotlatchDeltic Corp.		Real Estate Investment Trusts	(326)	(19)	(17)
Procter & Gamble Co.		Cosmetic/Personal Care	(770)	(108)	(108)
Progressive Corp.		Insurance	(957)	(93)	(87)
Shake Shack, Inc.		Retail	(289)	(27)	(23)
Simon Property Group, Inc.		Real Estate Investment Trusts	(96)	(12)	(11)
Snap, Inc.		Internet	(626)	(47)	(46)
Sonoco Products Co.		Packaging & Containers	(433)	(27)	(26)
Starbucks Corp.		Retail	(481)	(58)	(53)
SunCoke Energy, Inc.		Coal	(24)	—	—
Swedish Match AB		Agriculture	(3,402)	(29)	(30)
Sysco Corp.		Food	(392)	(29)	(31)
Tempur Sealy International, Inc.		Home Furnishings	(626)	(23)	(29)
Teradata Corp.		Software	(193)	(9)	(11)
Textron, Inc.		Miscellaneous Manufacturing	(289)	(20)	(20)
TransDigm Group, Inc.		Aerospace/Defense	(39)	(23)	(24)
Trupanion, Inc.		Insurance	(432)	(44)	(34)
Verisk Analytics, Inc.		Commercial Services	(48)	(9)	(10)
Warby Parker, Inc.		Retail	(962)	(51)	(51)
West Fraser Timber Co. Ltd.		Forest Products & Paper	(626)	(49)	(53)
Weyerhaeuser Co.		Real Estate Investment Trusts	(2,167)	(85)	(77)
Whirlpool Corp.		Home Furnishings	(34)	(7)	(7)
Worthington Industries, Inc.		Metal Fabricate/Hardware	(24)	(1)	(1)
Yum! Brands, Inc.		Retail	(385)	(47)	(47)

Total Common Stocks Sold Short				(2,434)	(2,346)
Total Investments Sold Short				(5,915)	(5,819)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/20/21	AUD	600	JPY	47,837	$4	$—
Deutsche Bank AG	10/20/21	AUD	400	JPY	32,389	—	2
Deutsche Bank AG	10/20/21	AUD	235	GBP	125	1	—
Deutsche Bank AG	10/20/21	AUD	401	EUR	250	—	—
Deutsche Bank AG	10/20/21	AUD	400	JPY	32,389	—	2
Deutsche Bank AG	10/20/21	AUD	200	CAD	186	—	2
Deutsche Bank AG	10/20/21	AUD	200	CAD	185	—	2
Deutsche Bank AG	10/20/21	AUD	235	GBP	125	2	—
Deutsche Bank AG	10/20/21	AUD	202	EUR	125	1	—
Deutsche Bank AG	10/20/21	AUD	800	JPY	64,329	—	—
Deutsche Bank AG	10/20/21	AUD	235	GBP	125	2	—
Deutsche Bank AG	10/20/21	AUD	200	NZD	207	1	—
Deutsche Bank AG	10/20/21	AUD	400	JPY	32,208	—	—
Deutsche Bank AG	10/20/21	AUD	201	EUR	125	1	—
Deutsche Bank AG	10/20/21	AUD	200	JPY	16,104	—	—
Deutsche Bank AG	10/20/21	AUD	200	JPY	16,178	—	1
Deutsche Bank AG	10/20/21	AUD	235	GBP	125	2	—
Deutsche Bank AG	10/20/21	AUD	200	USD	147	—	3
Deutsche Bank AG	10/20/21	AUD	200	USD	147	—	2
Deutsche Bank AG	10/20/21	AUD	100	USD	73	—	1
Deutsche Bank AG	10/20/21	AUD	100	USD	73	—	—
Deutsche Bank AG	10/20/21	AUD	300	USD	218	—	1
Deutsche Bank AG	10/20/21	CAD	200	USD	158	—	—
Deutsche Bank AG	10/20/21	CAD	500	USD	395	—	—
Deutsche Bank AG	10/20/21	CAD	600	USD	469	5	—
Deutsche Bank AG	10/20/21	CAD	400	USD	315	1	—
Deutsche Bank AG	10/20/21	CHF	750	USD	809	—	4
Deutsche Bank AG	10/20/21	CHF	125	USD	135	—	1
Deutsche Bank AG	10/20/21	CHF	375	USD	407	—	5
Deutsche Bank AG	10/20/21	CHF	125	USD	136	—	2
Deutsche Bank AG	10/20/21	CHF	625	USD	677	—	6
Deutsche Bank AG	10/20/21	CHF	125	USD	135	—	1
Deutsche Bank AG	10/20/21	CHF	125	USD	135	—	—
Deutsche Bank AG	10/28/21	CLP	80,217	USD	100	—	1
Deutsche Bank AG	10/20/21	CNH	1,940	USD	300	1	—
Deutsche Bank AG	10/20/21	CNH	1,939	USD	300	—	—
Deutsche Bank AG	10/20/21	CNH	14,222	USD	2,200	3	—
Deutsche Bank AG	10/20/21	CNH	645	USD	100	—	—
Deutsche Bank AG	10/20/21	CNH	648	USD	100	—	—
Deutsche Bank AG	10/20/21	CNH	3,886	USD	600	2	—
Deutsche Bank AG	10/20/21	CNH	1,296	USD	200	1	—
Deutsche Bank AG	10/8/21	CNH	1,942	USD	300	1	—
Deutsche Bank AG	10/20/21	COP	384,681	USD	100	1	—
Deutsche Bank AG	10/25/21	COP	384,257	USD	100	1	—
Deutsche Bank AG	10/20/21	EUR	125	USD	146	—	2
Deutsche Bank AG	10/20/21	EUR	2,125	USD	2,515	—	53
Deutsche Bank AG	10/20/21	EUR	125	USD	148	—	3
Deutsche Bank AG	10/20/21	EUR	1,625	USD	1,921	—	38
Deutsche Bank AG	10/20/21	EUR	500	USD	587	—	7
Deutsche Bank AG	10/20/21	EUR	375	USD	440	—	5
Deutsche Bank AG	10/20/21	EUR	250	USD	294	—	4
Deutsche Bank AG	10/20/21	EUR	125	USD	146	—	1
Deutsche Bank AG	10/20/21	GBP	125	USD	173	—	4

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/20/21	GBP	625	USD	863	$—	$21
Deutsche Bank AG	10/20/21	GBP	125	USD	173	—	5
Deutsche Bank AG	10/20/21	GBP	250	USD	341	—	4
Deutsche Bank AG	10/20/21	GBP	688	USD	943	—	17
Deutsche Bank AG	10/20/21	GBP	125	USD	171	—	3
Deutsche Bank AG	10/20/21	GBP	188	USD	252	1	—
Deutsche Bank AG	10/20/21	HUF	29,718	USD	100	—	4
Deutsche Bank AG	10/20/21	HUF	30,111	USD	100	—	3
Deutsche Bank AG	10/20/21	HUF	30,479	USD	100	—	2
Deutsche Bank AG	10/20/21	HUF	31,024	USD	100	—	—
Deutsche Bank AG	10/20/21	ILS	320	USD	100	—	1
Deutsche Bank AG	10/20/21	ILS	320	USD	100	—	1
Deutsche Bank AG	10/22/21	INR	7,386	USD	100	—	1
Deutsche Bank AG	10/25/21	INR	7,390	USD	100	—	1
Deutsche Bank AG	10/18/21	INR	7,383	USD	100	—	1
Deutsche Bank AG	10/4/21	INR	7,346	USD	100	—	1
Deutsche Bank AG	10/4/21	INR	7,328	USD	100	—	1
Deutsche Bank AG	10/1/21	INR	14,667	USD	200	—	3
Deutsche Bank AG	10/4/21	INR	14,673	USD	200	—	2
Deutsche Bank AG	10/7/21	INR	516	USD	7	—	—
Deutsche Bank AG	10/7/21	INR	973	USD	13	—	—
Deutsche Bank AG	10/7/21	INR	972	USD	13	—	—
Deutsche Bank AG	10/7/21	INR	265	USD	4	—	—
Deutsche Bank AG	10/7/21	INR	708	USD	10	—	—
Deutsche Bank AG	10/7/21	INR	973	USD	13	—	—
Deutsche Bank AG	10/7/21	INR	974	USD	13	—	—
Deutsche Bank AG	10/7/21	INR	973	USD	13	—	—
Deutsche Bank AG	10/7/21	INR	973	USD	13	—	—
Deutsche Bank AG	10/12/21	INR	14,715	USD	200	—	2
Deutsche Bank AG	10/4/21	INR	14,706	USD	200	—	2
Deutsche Bank AG	10/18/21	INR	14,773	USD	200	—	1
Deutsche Bank AG	10/12/21	INR	7,381	USD	100	—	1
Deutsche Bank AG	10/20/21	INR	5,305	USD	72	—	1
Deutsche Bank AG	10/20/21	INR	2,068	USD	28	—	—
Deutsche Bank AG	10/29/21	INR	7,434	USD	100	—	—
Deutsche Bank AG	10/25/21	INR	7,429	USD	100	—	—
Deutsche Bank AG	10/1/21	INR	32	USD	—	—	—
Deutsche Bank AG	10/4/21	INR	70	USD	1	—	—
Deutsche Bank AG	10/20/21	JPY	112,500	USD	1,022	—	11
Deutsche Bank AG	10/20/21	JPY	262,500	USD	2,398	—	39
Deutsche Bank AG	10/20/21	JPY	225,000	USD	2,058	—	36
Deutsche Bank AG	10/20/21	JPY	162,500	USD	1,485	—	25
Deutsche Bank AG	10/20/21	JPY	50,000	USD	449	—	—
Deutsche Bank AG	10/20/21	JPY	125,000	USD	1,123	—	—
Deutsche Bank AG	10/20/21	JPY	87,500	USD	782	4	—
Deutsche Bank AG	10/12/21	KRW	8,596	USD	7	—	—
Deutsche Bank AG	10/12/21	KRW	43,068	USD	37	—	1
Deutsche Bank AG	10/12/21	KRW	49,267	USD	43	—	1
Deutsche Bank AG	10/12/21	KRW	8,654	USD	7	—	—
Deutsche Bank AG	10/12/21	KRW	38,502	USD	33	—	1
Deutsche Bank AG	10/12/21	KRW	4,532	USD	4	—	—
Deutsche Bank AG	10/12/21	KRW	49,251	USD	43	—	1
Deutsche Bank AG	10/12/21	KRW	29,702	USD	26	—	1
Deutsche Bank AG	10/5/21	KRW	115,795	USD	100	—	2
Deutsche Bank AG	10/5/21	KRW	231,590	USD	200	—	4
Deutsche Bank AG	10/12/21	KRW	116,607	USD	100	—	2

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/25/21	KRW	116,836	USD	100	$—	$1
Deutsche Bank AG	10/18/21	KRW	118,450	USD	100	—	—
Deutsche Bank AG	10/18/21	KRW	236,900	USD	200	—	—
Deutsche Bank AG	10/25/21	KRW	236,586	USD	200	—	—
Deutsche Bank AG	10/5/21	KRW	477	USD	—	—	—
Deutsche Bank AG	10/5/21	KRW	944	USD	1	—	—
Deutsche Bank AG	10/20/21	MXN	500	USD	25	—	1
Deutsche Bank AG	10/20/21	MXN	11,500	USD	576	—	21
Deutsche Bank AG	10/20/21	MXN	2,000	USD	100	—	4
Deutsche Bank AG	10/20/21	MXN	1,500	USD	75	—	2
Deutsche Bank AG	10/20/21	MXN	2,500	USD	125	—	4
Deutsche Bank AG	10/20/21	MXN	1,000	USD	50	—	1
Deutsche Bank AG	10/20/21	MXN	7,500	USD	364	—	2
Deutsche Bank AG	10/20/21	MXN	500	USD	24	—	—
Deutsche Bank AG	10/20/21	NOK	868	USD	100	—	1
Deutsche Bank AG	10/20/21	NOK	1,735	USD	200	—	2
Deutsche Bank AG	10/20/21	NOK	869	USD	100	—	1
Deutsche Bank AG	10/20/21	NOK	866	USD	100	—	1
Deutsche Bank AG	10/20/21	NZD	100	USD	70	—	1
Deutsche Bank AG	10/20/21	NZD	200	USD	142	—	4
Deutsche Bank AG	10/20/21	NZD	600	USD	426	—	12
Deutsche Bank AG	10/20/21	NZD	100	USD	71	—	2
Deutsche Bank AG	10/20/21	NZD	200	USD	142	—	4
Deutsche Bank AG	10/20/21	NZD	100	USD	70	—	1
Deutsche Bank AG	10/20/21	NZD	100	USD	71	—	1
Deutsche Bank AG	10/20/21	PLN	392	USD	100	—	1
Deutsche Bank AG	10/20/21	PLN	770	USD	200	—	7
Deutsche Bank AG	10/20/21	RUB	7,318	USD	100	—	—
Deutsche Bank AG	10/20/21	RUB	29,274	USD	400	1	—
Deutsche Bank AG	10/20/21	RUB	7,333	USD	100	1	—
Deutsche Bank AG	10/20/21	RUB	7,296	USD	100	—	—
Deutsche Bank AG	10/20/21	RUB	14,582	USD	200	1	—
Deutsche Bank AG	10/20/21	RUB	7,359	USD	100	1	—
Deutsche Bank AG	10/20/21	RUB	14,626	USD	200	—	—
Deutsche Bank AG	10/20/21	SEK	865	USD	100	—	1
Deutsche Bank AG	10/20/21	SEK	859	USD	100	—	2
Deutsche Bank AG	10/20/21	SEK	879	USD	100	—	—
Deutsche Bank AG	10/20/21	SGD	403	USD	300	—	3
Deutsche Bank AG	10/20/21	SGD	135	USD	100	—	1
Deutsche Bank AG	11/10/21	TRY	1,816	USD	200	—	—
Deutsche Bank AG	11/10/21	TRY	902	USD	100	—	1
Deutsche Bank AG	11/10/21	TRY	2,684	USD	300	—	4
Deutsche Bank AG	11/10/21	TRY	1,772	USD	200	—	5
Deutsche Bank AG	11/10/21	TRY	3,545	USD	400	—	10
Deutsche Bank AG	11/10/21	TRY	880	USD	100	—	3
Deutsche Bank AG	11/10/21	TRY	1,760	USD	200	—	6
Deutsche Bank AG	11/10/21	TRY	863	USD	100	—	5
Deutsche Bank AG	11/10/21	TRY	861	USD	100	—	5
Deutsche Bank AG	11/10/21	TRY	873	USD	100	—	4
Deutsche Bank AG	11/10/21	TRY	1,733	USD	200	—	9
Deutsche Bank AG	11/10/21	TRY	869	USD	100	—	4
Deutsche Bank AG	11/10/21	TRY	887	USD	100	—	2
Deutsche Bank AG	11/10/21	TRY	887	USD	100	—	2
Deutsche Bank AG	10/4/21	TWD	2,755	USD	100	—	1
Deutsche Bank AG	10/15/21	TWD	1,886	USD	68	—	—
Deutsche Bank AG	10/15/21	TWD	879	USD	32	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/12/21	TWD	2,765	USD	100	$—	$1
Deutsche Bank AG	10/25/21	TWD	1,820	USD	66	—	—
Deutsche Bank AG	10/25/21	TWD	954	USD	34	—	—
Deutsche Bank AG	10/22/21	TWD	2,776	USD	100	—	—
Deutsche Bank AG	10/27/21	TWD	2,768	USD	100	—	—
Deutsche Bank AG	11/1/21	TWD	2,776	USD	100	—	—
Deutsche Bank AG	10/4/21	TWD	18	USD	1	—	—
Deutsche Bank AG	10/20/21	USD	147	AUD	200	2	—
Deutsche Bank AG	10/20/21	USD	73	AUD	100	1	—
Deutsche Bank AG	10/20/21	USD	217	AUD	300	1	—
Deutsche Bank AG	10/20/21	USD	73	AUD	100	—	—
Deutsche Bank AG	10/20/21	USD	146	AUD	200	1	—
Deutsche Bank AG	10/20/21	USD	72	AUD	100	—	—
Deutsche Bank AG	10/20/21	USD	218	AUD	300	1	—
Deutsche Bank AG	10/20/21	USD	316	CAD	400	1	—
Deutsche Bank AG	10/20/21	USD	156	CAD	200	—	2
Deutsche Bank AG	10/20/21	USD	78	CAD	100	—	1
Deutsche Bank AG	10/20/21	USD	315	CAD	400	—	1
Deutsche Bank AG	10/20/21	USD	79	CAD	100	—	—
Deutsche Bank AG	10/20/21	USD	631	CAD	800	—	1
Deutsche Bank AG	10/20/21	USD	136	CHF	125	2	—
Deutsche Bank AG	10/20/21	USD	136	CHF	125	2	—
Deutsche Bank AG	10/20/21	USD	271	CHF	250	3	—
Deutsche Bank AG	10/20/21	USD	135	CHF	125	1	—
Deutsche Bank AG	10/20/21	USD	945	CHF	875	6	—
Deutsche Bank AG	10/20/21	USD	402	CHF	375	—	—
Deutsche Bank AG	10/20/21	USD	406	CHF	375	3	—
Deutsche Bank AG	10/20/21	USD	271	CHF	250	2	—
Deutsche Bank AG	10/20/21	USD	135	CHF	125	1	—
Deutsche Bank AG	10/20/21	USD	268	CHF	250	—	1
Deutsche Bank AG	10/28/21	USD	100	CLP	79,246	2	—
Deutsche Bank AG	10/29/21	USD	100	CLP	80,280	1	—
Deutsche Bank AG	10/20/21	USD	200	CNH	1,294	—	1
Deutsche Bank AG	10/20/21	USD	400	CNH	2,584	—	—
Deutsche Bank AG	10/20/21	USD	900	CNH	5,802	1	—
Deutsche Bank AG	10/20/21	USD	200	CNH	1,296	—	1
Deutsche Bank AG	10/20/21	USD	300	CNH	1,946	—	2
Deutsche Bank AG	10/20/21	USD	100	CNH	649	—	1
Deutsche Bank AG	10/20/21	USD	100	CNH	647	—	—
Deutsche Bank AG	10/20/21	USD	200	CNH	1,295	—	1
Deutsche Bank AG	10/20/21	USD	300	CNH	1,944	—	1
Deutsche Bank AG	10/20/21	USD	100	COP	382,636	—	—
Deutsche Bank AG	10/25/21	USD	100	COP	384,853	—	1
Deutsche Bank AG	10/20/21	USD	1,179	EUR	1,000	21	—
Deutsche Bank AG	10/20/21	USD	885	EUR	750	16	—
Deutsche Bank AG	10/20/21	USD	3,537	EUR	3,000	61	—
Deutsche Bank AG	10/20/21	USD	147	EUR	125	2	—
Deutsche Bank AG	10/20/21	USD	146	EUR	125	2	—
Deutsche Bank AG	10/20/21	USD	146	EUR	125	2	—
Deutsche Bank AG	10/20/21	USD	146	EUR	125	1	—
Deutsche Bank AG	10/20/21	USD	1,886	EUR	1,625	3	—
Deutsche Bank AG	10/20/21	USD	145	EUR	125	—	—
Deutsche Bank AG	10/20/21	USD	146	EUR	125	1	—
Deutsche Bank AG	10/20/21	USD	173	GBP	125	5	—
Deutsche Bank AG	10/20/21	USD	259	GBP	188	7	—
Deutsche Bank AG	10/20/21	USD	518	GBP	375	12	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/20/21	USD	513	GBP	375	$7	$—
Deutsche Bank AG	10/20/21	USD	513	GBP	375	8	—
Deutsche Bank AG	10/20/21	USD	256	GBP	188	3	—
Deutsche Bank AG	10/20/21	USD	86	GBP	63	1	—
Deutsche Bank AG	10/20/21	USD	1,100	GBP	813	5	—
Deutsche Bank AG	10/20/21	USD	100	HUF	29,823	4	—
Deutsche Bank AG	10/20/21	USD	100	HUF	30,445	2	—
Deutsche Bank AG	10/20/21	USD	100	ILS	320	1	—
Deutsche Bank AG	10/1/21	USD	49	INR	3,609	1	—
Deutsche Bank AG	10/1/21	USD	33	INR	2,412	—	—
Deutsche Bank AG	10/1/21	USD	16	INR	1,204	—	—
Deutsche Bank AG	10/1/21	USD	20	INR	1,457	—	—
Deutsche Bank AG	10/1/21	USD	49	INR	3,610	1	—
Deutsche Bank AG	10/1/21	USD	16	INR	1,204	—	—
Deutsche Bank AG	10/1/21	USD	16	INR	1,203	—	—
Deutsche Bank AG	10/4/21	USD	200	INR	14,710	2	—
Deutsche Bank AG	10/4/21	USD	200	INR	14,676	2	—
Deutsche Bank AG	10/12/21	USD	100	INR	7,361	1	—
Deutsche Bank AG	10/7/21	USD	100	INR	7,357	1	—
Deutsche Bank AG	10/4/21	USD	200	INR	14,706	2	—
Deutsche Bank AG	10/18/21	USD	69	INR	5,117	—	—
Deutsche Bank AG	10/18/21	USD	4	INR	270	—	—
Deutsche Bank AG	10/18/21	USD	27	INR	2,006	—	—
Deutsche Bank AG	10/12/21	USD	200	INR	14,761	1	—
Deutsche Bank AG	10/18/21	USD	100	INR	7,387	1	—
Deutsche Bank AG	10/22/21	USD	100	INR	7,395	1	—
Deutsche Bank AG	10/18/21	USD	100	INR	7,383	1	—
Deutsche Bank AG	10/25/21	USD	100	INR	7,390	1	—
Deutsche Bank AG	10/20/21	USD	100	INR	7,385	1	—
Deutsche Bank AG	10/25/21	USD	100	INR	7,429	—	—
Deutsche Bank AG	10/29/21	USD	100	INR	7,434	—	—
Deutsche Bank AG	11/1/21	USD	100	INR	7,438	—	—
Deutsche Bank AG	10/4/21	USD	—	INR	30	—	—
Deutsche Bank AG	10/20/21	USD	227	JPY	25,000	2	—
Deutsche Bank AG	10/20/21	USD	227	JPY	25,000	3	—
Deutsche Bank AG	10/20/21	USD	2,390	JPY	262,500	31	—
Deutsche Bank AG	10/20/21	USD	2,280	JPY	250,000	33	—
Deutsche Bank AG	10/20/21	USD	5,770	JPY	637,500	41	—
Deutsche Bank AG	10/20/21	USD	1,695	JPY	187,500	10	—
Deutsche Bank AG	10/5/21	USD	100	KRW	116,272	2	—
Deutsche Bank AG	10/5/21	USD	200	KRW	232,534	4	—
Deutsche Bank AG	10/12/21	USD	200	KRW	231,632	4	—
Deutsche Bank AG	10/12/21	USD	100	KRW	115,816	2	—
Deutsche Bank AG	10/18/21	USD	100	KRW	117,303	1	—
Deutsche Bank AG	10/18/21	USD	27	KRW	31,466	—	—
Deutsche Bank AG	10/18/21	USD	26	KRW	30,700	—	—
Deutsche Bank AG	10/18/21	USD	37	KRW	43,172	—	—
Deutsche Bank AG	10/18/21	USD	37	KRW	42,861	—	—
Deutsche Bank AG	10/18/21	USD	37	KRW	42,837	—	—
Deutsche Bank AG	10/18/21	USD	37	KRW	43,269	—	—
Deutsche Bank AG	10/25/21	USD	200	KRW	236,964	—	—
Deutsche Bank AG	10/25/21	USD	100	KRW	118,482	—	—
Deutsche Bank AG	10/29/21	USD	200	KRW	236,630	—	—
Deutsche Bank AG	10/29/21	USD	100	KRW	118,279	—	—
Deutsche Bank AG	10/20/21	USD	25	MXN	500	1	—
Deutsche Bank AG	10/20/21	USD	25	MXN	500	1	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/20/21	USD	200	MXN	4,000	$6	$—
Deutsche Bank AG	10/20/21	USD	49	MXN	1,000	1	—
Deutsche Bank AG	10/20/21	USD	248	MXN	5,000	6	—
Deutsche Bank AG	10/20/21	USD	50	MXN	1,000	1	—
Deutsche Bank AG	10/20/21	USD	25	MXN	500	—	—
Deutsche Bank AG	10/20/21	USD	952	MXN	19,500	9	—
Deutsche Bank AG	10/20/21	USD	24	MXN	500	—	—
Deutsche Bank AG	10/20/21	USD	100	NOK	862	1	—
Deutsche Bank AG	10/20/21	USD	100	NOK	860	2	—
Deutsche Bank AG	10/20/21	USD	100	NOK	858	2	—
Deutsche Bank AG	10/20/21	USD	100	NOK	858	2	—
Deutsche Bank AG	10/20/21	USD	71	NZD	100	2	—
Deutsche Bank AG	10/20/21	USD	210	NZD	300	3	—
Deutsche Bank AG	10/20/21	USD	140	NZD	200	2	—
Deutsche Bank AG	10/20/21	USD	211	NZD	300	4	—
Deutsche Bank AG	10/20/21	USD	69	NZD	100	—	—
Deutsche Bank AG	10/20/21	USD	100	PLN	389	2	—
Deutsche Bank AG	10/20/21	USD	200	PLN	788	2	—
Deutsche Bank AG	10/20/21	USD	200	PLN	787	2	—
Deutsche Bank AG	10/20/21	USD	100	PLN	397	—	—
Deutsche Bank AG	10/20/21	USD	800	RUB	59,074	—	10
Deutsche Bank AG	10/20/21	USD	100	RUB	7,384	—	1
Deutsche Bank AG	10/20/21	USD	200	RUB	14,639	—	1
Deutsche Bank AG	10/20/21	USD	100	RUB	7,314	—	—
Deutsche Bank AG	10/20/21	USD	100	SEK	865	1	—
Deutsche Bank AG	10/20/21	USD	100	SEK	864	1	—
Deutsche Bank AG	10/20/21	USD	100	SEK	867	1	—
Deutsche Bank AG	11/10/21	USD	100	TRY	904	1	—
Deutsche Bank AG	11/10/21	USD	200	TRY	1,814	—	—
Deutsche Bank AG	11/10/21	USD	100	TRY	904	1	—
Deutsche Bank AG	11/10/21	USD	100	TRY	878	3	—
Deutsche Bank AG	11/10/21	USD	200	TRY	1,770	5	—
Deutsche Bank AG	11/10/21	USD	100	TRY	896	1	—
Deutsche Bank AG	11/10/21	USD	100	TRY	905	—	—
Deutsche Bank AG	11/10/21	USD	100	TRY	906	—	—
Deutsche Bank AG	11/10/21	USD	100	TRY	885	3	—
Deutsche Bank AG	11/10/21	USD	100	TRY	875	4	—
Deutsche Bank AG	11/10/21	USD	100	TRY	857	6	—
Deutsche Bank AG	11/10/21	USD	100	TRY	857	6	—
Deutsche Bank AG	11/10/21	USD	100	TRY	873	4	—
Deutsche Bank AG	11/10/21	USD	200	TRY	1,746	8	—
Deutsche Bank AG	11/10/21	USD	100	TRY	869	4	—
Deutsche Bank AG	11/10/21	USD	500	TRY	4,417	14	—
Deutsche Bank AG	11/10/21	USD	200	TRY	1,778	4	—
Deutsche Bank AG	11/10/21	USD	200	TRY	1,816	—	—
Deutsche Bank AG	11/10/21	USD	100	TRY	909	—	—
Deutsche Bank AG	11/10/21	USD	100	TRY	906	—	—
Deutsche Bank AG	10/4/21	USD	100	TWD	2,772	1	—
Deutsche Bank AG	10/12/21	USD	100	TWD	2,754	1	—
Deutsche Bank AG	10/15/21	USD	100	TWD	2,765	1	—
Deutsche Bank AG	10/22/21	USD	66	TWD	1,829	—	—
Deutsche Bank AG	10/22/21	USD	34	TWD	933	—	—
Deutsche Bank AG	10/25/21	USD	100	TWD	2,776	—	—
Deutsche Bank AG	10/27/21	USD	66	TWD	1,819	—	—
Deutsche Bank AG	10/27/21	USD	34	TWD	955	—	—
Deutsche Bank AG	10/29/21	USD	100	TWD	2,768	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/20/21	USD	200	ZAR	3,025	$—	$1
Deutsche Bank AG	10/20/21	ZAR	1,425	USD	100	—	6
Deutsche Bank AG	10/20/21	ZAR	1,501	USD	100	—	1
Deutsche Bank AG	10/20/21	CAD	374	EUR	250	5	—
Deutsche Bank AG	10/20/21	CAD	200	JPY	17,367	2	—
Deutsche Bank AG	10/20/21	CAD	185	AUD	200	2	—
Deutsche Bank AG	10/20/21	CAD	200	JPY	17,115	4	—
Deutsche Bank AG	10/20/21	CAD	370	AUD	400	3	—
Deutsche Bank AG	10/20/21	CAD	400	JPY	34,819	3	—
Deutsche Bank AG	10/20/21	CAD	184	AUD	200	—	—
Deutsche Bank AG	10/20/21	CAD	200	JPY	17,542	—	—
Deutsche Bank AG	10/20/21	CAD	200	JPY	17,542	—	—
Deutsche Bank AG	10/20/21	CAD	200	JPY	17,609	—	—
Deutsche Bank AG	10/20/21	EUR	200	PLN	916	1	—
Deutsche Bank AG	10/20/21	EUR	400	GBP	343	2	—
Deutsche Bank AG	10/20/21	EUR	400	GBP	343	1	—
Deutsche Bank AG	10/20/21	EUR	200	JPY	25,961	—	2
Deutsche Bank AG	10/20/21	EUR	600	JPY	77,883	—	5
Deutsche Bank AG	10/20/21	EUR	250	CHF	271	—	2
Deutsche Bank AG	10/20/21	EUR	400	JPY	52,065	—	4
Deutsche Bank AG	10/20/21	EUR	100	PLN	455	1	—
Deutsche Bank AG	10/20/21	EUR	100	GBP	85	1	—
Deutsche Bank AG	10/20/21	EUR	125	NOK	1,275	—	1
Deutsche Bank AG	10/20/21	EUR	400	GBP	341	4	—
Deutsche Bank AG	10/20/21	EUR	100	GBP	85	1	—
Deutsche Bank AG	10/20/21	EUR	200	GBP	172	—	—
Deutsche Bank AG	10/20/21	EUR	100	JPY	12,842	1	—
Deutsche Bank AG	10/20/21	EUR	125	AUD	202	—	1
Deutsche Bank AG	10/20/21	EUR	100	GBP	86	1	—
Deutsche Bank AG	10/20/21	EUR	200	JPY	25,951	—	1
Deutsche Bank AG	10/20/21	EUR	125	CAD	185	—	1
Deutsche Bank AG	10/20/21	EUR	100	GBP	86	—	—
Deutsche Bank AG	10/20/21	EUR	300	JPY	38,889	—	2
Deutsche Bank AG	10/20/21	EUR	3,400	GBP	2,932	—	11
Deutsche Bank AG	10/20/21	EUR	125	AUD	201	—	—
Deutsche Bank AG	10/20/21	EUR	400	GBP	345	—	2
Deutsche Bank AG	10/20/21	JPY	38,841	EUR	300	1	—
Deutsche Bank AG	10/20/21	JPY	37,508	GBP	250	—	—
Deutsche Bank AG	10/20/21	JPY	17,367	CAD	200	—	2
Deutsche Bank AG	10/20/21	JPY	15,653	NZD	200	3	—
Deutsche Bank AG	10/20/21	JPY	48,147	AUD	600	—	1
Deutsche Bank AG	10/20/21	JPY	51,767	EUR	400	2	—
Deutsche Bank AG	10/20/21	JPY	16,009	AUD	200	—	—
Deutsche Bank AG	10/20/21	JPY	25,792	EUR	200	—	—
Deutsche Bank AG	10/20/21	JPY	12,870	EUR	100	—	—
Deutsche Bank AG	10/20/21	JPY	17,115	CAD	200	—	4
Deutsche Bank AG	10/20/21	JPY	31,733	AUD	400	—	4
Deutsche Bank AG	10/20/21	JPY	15,579	NZD	200	2	—
Deutsche Bank AG	10/20/21	JPY	15,533	NZD	200	2	—
Deutsche Bank AG	10/20/21	JPY	29,872	CHF	250	—	—
Deutsche Bank AG	10/20/21	JPY	38,057	GBP	250	5	—
Deutsche Bank AG	10/20/21	JPY	12,991	EUR	100	1	—
Deutsche Bank AG	10/20/21	JPY	15,466	NZD	200	1	—
Deutsche Bank AG	10/20/21	JPY	37,665	GBP	250	2	—
Deutsche Bank AG	10/20/21	JPY	18,801	GBP	125	1	—
Deutsche Bank AG	10/20/21	NZD	828	AUD	800	—	7

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/20/21	NZD	200	JPY	15,648	$—	$3
Deutsche Bank AG	10/20/21	NZD	200	JPY	15,560	—	2
Deutsche Bank AG	10/20/21	NZD	200	JPY	15,372	—	—
Deutsche Bank AG	10/20/21	NOK	500	SEK	498	—	—
Deutsche Bank AG	10/20/21	NOK	1,279	EUR	125	1	—
Deutsche Bank AG	10/20/21	NOK	500	SEK	500	—	—
Deutsche Bank AG	10/20/21	NOK	2,513	EUR	250	—	2
Deutsche Bank AG	10/20/21	PLN	461	EUR	100	—	—
Deutsche Bank AG	10/20/21	GBP	257	EUR	300	—	2
Deutsche Bank AG	10/20/21	GBP	342	EUR	400	—	3
Deutsche Bank AG	10/20/21	GBP	375	AUD	704	—	4
Deutsche Bank AG	10/20/21	GBP	342	EUR	400	—	3
Deutsche Bank AG	10/20/21	GBP	125	JPY	19,001	—	2
Deutsche Bank AG	10/20/21	GBP	85	EUR	100	—	1
Deutsche Bank AG	10/20/21	GBP	125	AUD	236	—	2
Deutsche Bank AG	10/20/21	GBP	125	JPY	18,904	—	1
Deutsche Bank AG	10/20/21	GBP	125	AUD	235	—	2
Deutsche Bank AG	10/20/21	GBP	172	EUR	200	—	—
Deutsche Bank AG	10/20/21	GBP	625	JPY	94,722	—	9
Deutsche Bank AG	10/20/21	GBP	1,199	EUR	1,400	—	7
Deutsche Bank AG	10/20/21	GBP	125	AUD	235	—	2
Deutsche Bank AG	10/20/21	GBP	375	JPY	56,780	—	5
Deutsche Bank AG	10/20/21	GBP	256	EUR	300	—	3
Deutsche Bank AG	10/20/21	SEK	500	NOK	500	—	—
Deutsche Bank AG	10/20/21	SEK	1,275	EUR	125	1	—
Deutsche Bank AG	10/20/21	SEK	505	NOK	500	1	—
Deutsche Bank AG	10/20/21	CHF	250	JPY	29,662	2	—
Deutsche Bank AG	10/20/21	CHF	157	GBP	125	—	—
Morgan Stanley & Co. International PLC	12/15/21	SEK	345	USD	40	—	1
Morgan Stanley & Co. International PLC	12/15/21	USD	254	EUR	215	5	—
Morgan Stanley & Co. International PLC	12/15/21	USD	160	GBP	116	4	—
Morgan Stanley & Co. International PLC	12/15/21	USD	5	SEK	41	—	—
Morgan Stanley & Co. International PLC	12/15/21	USD	7	SEK	61	—	—
Total Forward Foreign Currency Exchange Contracts						$568	$636

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Long Futures—18.3%
Commodity Futures Contracts—11.9%
Aluminum	2	Long	10/1/2021	127	$18	$—
Aluminum	1	Long	11/9/2021	65	6	—
Aluminum	1	Long	11/17/2021	66	6	—
Aluminum	1	Long	11/18/2021	63	8	—
Aluminum	1	Long	11/19/2021	63	8	—
Aluminum	1	Long	11/23/2021	65	6	—
Aluminum	3	Long	11/24/2021	201	14	—
Aluminum	1	Long	11/26/2021	66	6	—
Aluminum	1	Long	12/6/2021	69	2	—
Aluminum	1	Long	12/15/2021	73	—	1
Aluminum	1	Long	12/20/2021	72	—	1
Aluminum	1	Long	12/22/2021	73	—	2

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Aluminum	2	Long	12/24/2021	147	$—	$4
Aluminum	2	Long	12/29/2021	146	—	3
Brent Crude	6	Long	10/29/2021	459	11	—
Brent Crude	3	Long	10/29/2021	236	—	1
Canola	2	Long	11/12/2021	27	1	—
Cocoa	1	Long	5/16/2022	25	1	—
Copper	1	Long	12/29/2021	107	—	4
Copper	1	Long	10/5/2021	242	—	18
Copper	1	Long	10/8/2021	238	—	14
Copper	1	Long	10/13/2021	242	—	19
Copper	1	Long	10/15/2021	237	—	14
Copper	2	Long	10/19/2021	490	—	42
Copper	1	Long	10/20/2021	233	—	10
Copper	1	Long	10/21/2021	232	—	8
Copper	1	Long	10/28/2021	245	—	21
Copper	1	Long	10/29/2021	236	—	13
Copper	1	Long	11/4/2021	237	—	13
Copper	1	Long	11/9/2021	226	—	3
Copper	2	Long	11/10/2021	476	—	29
Copper	1	Long	11/12/2021	237	—	14
Copper	1	Long	11/16/2021	226	—	3
Copper	1	Long	11/18/2021	230	—	7
Copper	1	Long	11/19/2021	222	1	—
Copper	1	Long	11/23/2021	230	—	7
Copper	4	Long	11/24/2021	926	—	32
Copper	1	Long	12/6/2021	234	—	11
Copper	1	Long	12/7/2021	234	—	11
Copper	2	Long	12/10/2021	481	—	34
Copper	2	Long	12/13/2021	454	—	7
Copper	1	Long	12/17/2021	233	—	9
Copper	1	Long	12/21/2021	232	—	8
Copper	1	Long	12/22/2021	233	—	10
Copper	1	Long	12/24/2021	233	—	9
Copper	1	Long	12/29/2021	230	—	6
Crude Palm Oil Future	4	Long	12/15/2021	106	3	—
E-Mini Crude Oil Index	2	Long	10/19/2021	73	3	—
Gold	1	Long	8/26/2022	56	—	—
Lead	2	Long	12/15/2021	112	—	7
Lead	1	Long	10/14/2021	57	—	5
Lead	1	Long	10/27/2021	59	—	7
Lead	1	Long	11/10/2021	57	—	5
Lead	1	Long	11/19/2021	57	—	4
Lead	1	Long	11/23/2021	57	—	5
Lead	1	Long	11/26/2021	57	—	5
Lead	1	Long	12/8/2021	54	—	2
Lead	1	Long	12/9/2021	57	—	5
Lead	1	Long	12/13/2021	54	—	2
Lead	3	Long	12/14/2021	162	—	5
Lead	2	Long	12/16/2021	111	—	6
Low Sulfur Gasoil	2	Long	12/10/2021	133	1	—
Low Sulfur Gasoil	1	Long	2/10/2022	64	3	—
Low Sulfur Gasoil	1	Long	1/12/2022	61	6	—
Low Sulfur Gasoil	5	Long	11/11/2021	320	18	—
Natural Gas	1	Long	10/27/2021	58	2	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Nickel	1	Long	10/12/2021	114	$—	$6
Nickel	1	Long	10/13/2021	117	—	9
Nickel	1	Long	10/15/2021	112	—	5
Nickel	1	Long	10/19/2021	111	—	4
Nickel	1	Long	10/27/2021	117	—	9
Nickel	1	Long	10/29/2021	119	—	12
Nickel	1	Long	11/4/2021	116	—	8
Nickel	1	Long	11/12/2021	113	—	6
Nickel	1	Long	11/24/2021	115	—	8
Nickel	1	Long	11/26/2021	115	—	8
Nickel	1	Long	12/7/2021	114	—	7
Nickel	1	Long	12/14/2021	110	—	3
Nickel	1	Long	12/21/2021	111	—	4
Nickel	1	Long	12/22/2021	114	—	6
Nickel	1	Long	12/17/2021	110	—	3
NY Harbor ULSD	1	Long	10/29/2021	94	4	—
Platinum	1	Long	08/26/2022	16	—	—
Sugar	2	Long	2/28/2022	45	1	—
Sugar	1	Long	4/29/2022	22	—	—
Tin	1	Long	10/21/2021	167	7	—
Tin	1	Long	10/22/2021	173	2	—
WTI Crude	4	Long	11/19/2021	296	3	—
WTI Crude	1	Long	12/20/2021	72	2	—
WTI Crude	2	Long	10/19/2021	148	2	—
WTI Crude	9	Long	10/20/2021	660	15	—
Zinc	1	Long	10/29/2021	75	—	—
Zinc	1	Long	11/2/2021	76	—	2
Zinc	2	Long	11/3/2021	149	—	—
Zinc	1	Long	11/5/2021	76	—	1
Zinc	1	Long	11/12/2021	75	—	1
Zinc	1	Long	11/19/2021	75	—	—
Zinc	2	Long	11/24/2021	151	—	1
Zinc	2	Long	11/26/2021	150	—	1
Zinc	1	Long	12/1/2021	75	—	—
Zinc	1	Long	12/6/2021	75	—	1
Zinc	2	Long	12/8/2021	153	—	4
Zinc	1	Long	12/9/2021	75	—	1
Zinc	1	Long	12/10/2021	75	—	1
Zinc	1	Long	12/13/2021	75	—	1
Zinc	1	Long	12/16/2021	76	—	—
Zinc	1	Long	12/17/2021	78	—	3
Zinc	1	Long	12/20/2021	75	—	—
Zinc	1	Long	12/30/2021	76	—	1
Total Commodity Futures Contracts					$160	$562
Equity Futures Contracts—3.9%
CAC40 10 Euro	2	Long	10/15/2021	153	$—	$2
DJIA MICR MIN-CBOT	2	Long	12/17/2021	34	—	—
DJIA Mini E-CBOT	2	Long	12/17/2021	344	—	6
E-Mini S&P 500 Index	1	Long	12/17/2021	22	—	—
Euro-STOXX 50 Index	13	Long	12/17/2021	616	—	5
FTSE China A50 Index	4	Long	10/28/2021	62	—	—
FTSE Taiwan Index	1	Long	10/28/2021	59	—	—
FTSE/JSE TOP 40	1	Long	12/15/2021	39	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
FTSE/MIB Index	2	Long	12/17/2021	298	—	—
FTSES 100 Index	4	Long	12/17/2021	381	4	—
Hang Seng Index	3	Long	10/28/2021	470	3	—
MSCI EAFE	1	Long	12/17/2021	113	—	—
MSCI Singapore Index	1	Long	10/28/2021	27	—	—
Nikkei 225 Mini Index	12	Long	12/9/2021	324	—	4
Nikkei 225 SGX Index	1	Long	12/9/2021	132	1	—
NYSE FANG+ Index	1	Long	12/17/2021	359	—	8
OMXS30 Index	3	Long	10/15/2021	80	—	2
S&P/TSX 60 Index	4	Long	12/16/2021	773	—	16
SPI 200 Index futures	4	Long	12/16/2021	531	—	2
Topix Index	1	Long	12/9/2021	181	—	—
WIG 20 Index	1	Long	12/17/2021	12	—	—
XAV Healthcare Index	1	Long	12/17/2021	133	—	5
Total Equity Futures Contracts					$8	$50
Foreign Currency Futures Contracts—0.3%
Dollar Index	1	Long	12/13/2021	94	$—	$—
INR/USD	1	Long	10/27/2021	27	—	—
Japanese Yen	2	Long	12/13/2021	225	—	—
TRY Dollar	1	Long	10/27/2021	1	—	—
Total Foreign Currency Futures Contracts					$—	$—
Interest Rate Futures Contracts—2.2%
90 Day Eurodollar	1	Long	12/13/2021	249	$—	$—
Canada 10-Year Bond	5	Long	12/20/2021	568	—	2
Euro BTP	3	Long	12/8/2021	528	—	—
Euro-OAT	4	Long	12/8/2021	780	—	3
Short Euro-BTP	3	Long	12/8/2021	400	—	—
U.S. Treasury 10-Year Ultra Bond	3	Long	12/21/2021	436	—	—
Total Interest Rate Futures Contracts					$—	$5
Total Long Futures					$168	$617
Short Futures—(26.8)%
Commodity Futures Contracts—(10.7)%
Aluminum	(1)	Short	12/29/2021	(72)	$1	$—
Aluminum	(1)	Short	12/24/2021	(73)	1	—
Aluminum	(1)	Short	12/22/2021	(73)	2	—
Aluminum	(1)	Short	12/21/2021	(72)	—	—
Aluminum	(1)	Short	12/20/2021	(71)	—	—
Aluminum	(1)	Short	12/15/2021	(72)	1	—
Aluminum	(1)	Short	12/6/2021	(70)	—	2
Aluminum	(1)	Short	11/26/2021	(65)	—	6
Aluminum	(2)	Short	11/24/2021	(130)	—	13
Aluminum	(1)	Short	11/23/2021	(64)	—	7
Aluminum	(1)	Short	11/19/2021	(63)	—	8
Aluminum	(1)	Short	11/18/2021	(64)	—	8
Aluminum	(1)	Short	11/17/2021	(65)	—	6
Aluminum	(1)	Short	11/9/2021	(64)	—	8
Aluminum	(2)	Short	10/1/2021	(127)	—	18
Copper	(2)	Short	12/30/2021	(447)	—	—
Copper	(1)	Short	12/22/2021	(232)	8	—
Copper	(1)	Short	12/21/2021	(221)	—	3
Copper	(1)	Short	12/17/2021	(227)	4	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Copper	(2)	Short	12/13/2021	(481)	$34	$—
Copper	(2)	Short	12/10/2021	(454)	7	—
Copper	(1)	Short	12/7/2021	(234)	10	—
Copper	(1)	Short	12/6/2021	(236)	12	—
Copper	(4)	Short	11/24/2021	(930)	36	—
Copper	(1)	Short	11/23/2021	(232)	9	—
Copper	(1)	Short	11/19/2021	(232)	9	—
Copper	(1)	Short	11/18/2021	(226)	3	—
Copper	(1)	Short	11/16/2021	(236)	13	—
Copper	(1)	Short	11/12/2021	(237)	14	—
Copper	(2)	Short	11/10/2021	(465)	18	—
Copper	(1)	Short	11/9/2021	(232)	9	—
Copper	(1)	Short	11/4/2021	(236)	13	—
Copper	(1)	Short	10/29/2021	(242)	19	—
Copper	(1)	Short	10/28/2021	(244)	20	—
Copper	(1)	Short	10/21/2021	(232)	9	—
Copper	(1)	Short	10/20/2021	(245)	21	—
Copper	(2)	Short	10/19/2021	(462)	15	—
Copper	(1)	Short	10/15/2021	(245)	21	—
Copper	(1)	Short	10/13/2021	(237)	13	—
Copper	(1)	Short	10/8/2021	(242)	18	—
Copper	(1)	Short	10/5/2021	(237)	14	—
Corn	(1)	Short	12/14/2021	(27)	—	—
Gold	(1)	Short	12/29/2021	(177)	1	—
Lead	(2)	Short	12/16/2021	(108)	3	—
Lead	(2)	Short	12/15/2021	(108)	3	—
Lead	(3)	Short	12/14/2021	(170)	13	—
Lead	(1)	Short	12/13/2021	(57)	5	—
Lead	(1)	Short	12/9/2021	(54)	2	—
Lead	(1)	Short	12/8/2021	(57)	5	—
Lead	(1)	Short	11/26/2021	(57)	4	—
Lead	(1)	Short	11/23/2021	(57)	5	—
Lead	(1)	Short	11/19/2021	(57)	5	—
Lead	(1)	Short	11/10/2021	(57)	4	—
Lead	(1)	Short	10/27/2021	(59)	7	—
Lead	(1)	Short	10/14/2021	(59)	6	—
Live Cattle	(2)	Short	12/31/2021	(103)	2	—
Nickel	(1)	Short	12/21/2021	(110)	2	—
Nickel	(1)	Short	12/17/2021	(116)	8	—
Nickel	(1)	Short	12/14/2021	(119)	11	—
Nickel	(1)	Short	12/7/2021	(118)	10	—
Nickel	(1)	Short	11/26/2021	(114)	7	—
Nickel	(1)	Short	11/24/2021	(114)	6	—
Nickel	(1)	Short	11/12/2021	(115)	8	—
Nickel	(1)	Short	11/4/2021	(117)	9	—
Nickel	(1)	Short	10/29/2021	(117)	10	—
Nickel	(1)	Short	10/27/2021	(116)	8	—
Nickel	(1)	Short	10/19/2021	(117)	9	—
Nickel	(1)	Short	10/15/2021	(113)	6	—
Nickel	(1)	Short	10/13/2021	(112)	5	—
Nickel	(1)	Short	10/12/2021	(111)	4	—
Nickel	(1)	Short	12/22/2021	(110)	2	—
Silver	(1)	Short	12/29/2021	(108)	—	2
Soyabean	(1)	Short	12/14/2021	(33)	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Soyabean	(11)	Short	11/12/2021	(691)	$—	$—
Tin	(1)	Short	10/22/2021	(167)	—	7
Tin	(1)	Short	10/21/2021	(173)	—	1
Wheat	(3)	Short	12/14/2021	(108)	—	1
Zinc	(1)	Short	12/30/2021	(76)	1	—
Zinc	(1)	Short	12/20/2021	(75)	1	—
Zinc	(1)	Short	12/17/2021	(75)	—	—
Zinc	(1)	Short	12/16/2021	(77)	2	—
Zinc	(1)	Short	12/13/2021	(77)	3	—
Zinc	(1)	Short	12/10/2021	(77)	2	—
Zinc	(1)	Short	12/9/2021	(77)	2	—
Zinc	(2)	Short	12/8/2021	(151)	1	—
Zinc	(1)	Short	12/6/2021	(75)	1	—
Zinc	(1)	Short	12/1/2021	(74)	—	—
Zinc	(2)	Short	11/26/2021	(150)	1	—
Zinc	(2)	Short	11/24/2021	(150)	1	—
Zinc	(1)	Short	11/19/2021	(74)	—	1
Zinc	(1)	Short	11/12/2021	(75)	—	—
Zinc	(1)	Short	11/5/2021	(75)	—	—
Zinc	(2)	Short	11/3/2021	(148)	—	1
Zinc	(1)	Short	11/2/2021	(75)	—	—
Zinc	(1)	Short	10/29/2021	(75)	1	—
Total Commodity Futures Contracts					$540	$92
Equity Futures Contracts—(2.4)%
Amsterdam IDX Index	(1)	Short	10/15/2021	(183)	$3	$—
BIST 30 Index	(8)	Short	10/27/2021	(14)	—	—
CBOE Volatility Index	(12)	Short	11/17/2021	(278)	—	6
CBOE Volatility Index	(3)	Short	10/20/2021	(63)	—	6
DAX Mini Index	(2)	Short	12/17/2021	(178)	—	—
E-mini Russell 2000	(2)	Short	12/17/2021	(224)	4	—
HSCEI Index	(2)	Short	10/28/2021	(111)	—	2
MICRO E-Mini Russell 2000 Index	(1)	Short	12/17/2021	(11)	—	—
MSCI Emerging Market Index	(1)	Short	12/17/2021	(62)	—	—
NASDAQ 100 E-Mini	(5)	Short	12/17/2021	(1,487)	18	—
S&P 500 E-mini	(3)	Short	12/17/2021	(653)	9	—
SET50 Index Futures	(4)	Short	12/29/2021	(23)	—	—
SGX Iron 50	(2)	Short	11/30/2021	(22)	—	1
STOXX Europe 600 Utilities Index	(1)	Short	12/17/2021	(22)	1	—
Total Equity Futures Contracts					$35	$15
Foreign Currency Futures Contracts—(0.1)%
AUD/USD	(1)	Short	12/13/2021	(72)	$—	$—
New Zealand Dollar	(1)	Short	12/13/2021	(69)	—	—
Total Foreign Currency Futures Contracts					$—	$—
Interest Rate Futures Contracts—(13.6)%
3 Month Eurodollar	(1)	Short	12/18/2023	(291)	$—	$—
3 Month Eurodollar	(2)	Short	12/19/2022	(584)	—	—
90 Day Eurodollar	(4)	Short	12/18/2023	(988)	—	1
90 Day Eurodollar	(1)	Short	12/19/2022	(249)	—	—
Euro BOBL	(2)	Short	12/8/2021	(313)	—	—
Euro Bund	(1)	Short	12/8/2021	(197)	—	—
Long Gilt	(2)	Short	12/29/2021	(337)	2	—
U.S. Treasury 10-Year Note	(58)	Short	12/21/2021	(7,679)	46	—
U.S. Treasury 2-Year Note	(2)	Short	12/31/2021	(440)	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 5-Year Note	(38)	Short	12/31/2021	(4,669)	5	—
U.S. Treasury Long Bond	(16)	Short	12/21/2021	(2,583)	36	—
U.S. Treasury Ultra Bond	(2)	Short	12/21/2021	(384)	1	—
Total Interest Rate Futures Contracts					$90	$1
Total Short Futures					$665	$108

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(h)—0.8%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	Fixed Rate of 0.00%	Total return on BofA Merrill Lynch Commodity Excess Return Strategy Index(i)	USD	12,160	8/18/22	Quarterly	$—	$189	$189	$—
Bank of America, N.A.	Fixed Rate of 0.20%	Total return on BofA Merrill Lynch Sort Upside Vol Index(j)	USD	6,628	2/25/22	Quarterly	—	17	17	—
Barclays Bank PLC	3 Month LIBOR + 0.10%	Total return on Russell 2000 Index Total Return Index(k)	USD	9,107	2/2/22	Quarterly	—	(30)	—	30
Barclays Bank PLC	Total return on Barclays Short Interest Short Basket Index	Federal Funds Rate - 1.05%(l)	USD	9,193	2/2/22	Quarterly	—	208	208	—
Barclays Bank PLC	Fixed Rate of 0.00%	Total return on Barclays EB05 Desk Strategy Index(m)	USD	23,813	6/8/22	Quarterly	—	—	—	—
BNP Paribas	Total return on BNP Equity Growth Factor Index(n)	3 Month LIBOR + 0.10%	USD	6,604	6/15/22	Quarterly	—	158	158	—
BNP Paribas	3 Month LIBOR + 0.30%	Total return on BNP Equity Value Factor Index(o)	USD	6,446	6/15/22	Quarterly	—	(17)	—	17
Credit Suisse International	Fixed Rate of 0.50%	Total return on Credit Suisse Gamma Weighted Dispersion Index ER(p)	USD	6,163	5/20/22	Monthly	—	18	18	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Calls-vs-Calls US Series 2 Excess Return Strategy Index(q)	USD	7,922	11/6/21	Quarterly	—	(119)	—	119
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Systematic Skew US Series 1D Excess Return Strategy Index(r)	USD	5,040	11/8/21	Quarterly	—	72	72	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Macro Index VA01(s)	USD	26,172	5/17/22	Quarterly	—	806	806	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.00%	Total return on JP Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index(t)	USD	8,609	6/28/22	Quarterly	—	(5)	—	5
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JP Morgan Correlation Spread Index(u)	USD	7,905	7/29/22	Quarterly	—	(173)	—	173
JP Morgan Chase Bank, N.A.	Total return on JPM Short ERP Sector Index(v)	3 Month LIBOR - 0.25%	USD	8,376	2/18/22	Quarterly	—	102	102	—
JP Morgan Chase Bank, N.A.	Total return on iBoxx USD Liquid High Yield Index	3 Month LIBOR	USD	5,000	12/20/21	Quarterly	—	(57)	—	57
JP Morgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector Index(w)	USD	10,760	2/18/22	Quarterly	—	(230)	—	230
JPMorgan Chase Bank, N.A.	Fixed rate of 0.20%	Total return on JPM US Conviction Mean Reversion Index(x)	USD	6,800	9/26/22	Quarterly	—	(4)	—	4
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(y)	USD	6,004	3/9/22	Quarterly	—	(17)	—	17
Morgan Stanley Capital Services LLC	Fixed Rate of 0.20%	Total return on Morgan Stanley DXY Index(z)	USD	19,800	3/2/22	Quarterly	—	431	431	—
Morgan Stanley Capital Services LLC	Federal Funds Rate + 1.07%	Total return on Morgan Stanley US Sector-Neutral Quality Basket Index(aa)	USD	5,004	3/31/22	Quarterly	—	(5)	—	5
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion 25x w/ no Vol Adjustment Index(ab)	USD	10,600	7/29/22	Quarterly	—	79	79	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Societe Generale	Fixed rate of 0.15%	Total return on Soc Gen US Delta Cap Mean Reversion Index(ac)	USD	6,800	9/7/22	Quarterly	—	18	18	—
Societe Generale	Federal Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(ad)	USD	19,665	4/5/22	N/A	—	(447)	—	447
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(ae)	USD	3,000	3/14/22	Quarterly	—	15	15	—
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(af)	USD	3,281	3/14/22	Quarterly	—	16	16	—
Total Total Return Index Swaps							$—	$1,025	$2,129	$1,104

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value as of September 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,087, which represents approximately 21.3% of net assets as of September 30, 2021.
(e)	Security is non-income producing.
(f)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. ("MSC"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of September 30, 2021, there were no securities rehypothecated by MSC.
(g)	Rate represents the seven-day yield as of September 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.
(h)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(i)	Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

Top Underlying Components	Notional	Percentage of Notional
Futures
NATURAL GAS FUTR Nov21	-3,766	-30.50%
WTI CRUDE FUTURE Jan22	2,556	20.70%
BRENT CRUDE FUTR Feb22	2,112	17.10%
BRENT CRUDE FUTR Jan22	-2,087	-16.90%
WTI CRUDE FUTURE Dec21	1,494	12.10%
CORN FUTURE May22	1,309	10.60%
LME PRI ALUM FUTR Nov21	-1,272	-10.30%
LME COPPER FUTURE Jan22	1,260	10.20%
LME PRI ALUM FUTR Jan22	1,260	10.20%
BRENT CRUDE FUTR Dec21	1,235	10.00%
SOYBEAN FUTURE Mar22	1,161	9.40%
SOYBEAN FUTURE Nov21	-1,148	-9.30%
LEAN HOGS FUTURE Dec21	-1,074	-8.70%
LIVE CATTLE FUTR Dec21	1,074	8.70%
SUGAR #11 (WORLD) May22	889	7.20%
Low Su Gasoil G Jan22	852	6.90%
LME ZINC FUTURE Jan22	716	5.80%
LME ZINC FUTURE Nov21	-716	-5.80%
GASOLINE RBOB FUT Jan22	692	5.60%
WHEAT FUTURE(CBT) Mar22	692	5.60%
NY Harb ULSD Fut Jan22	679	5.50%
NY Harb ULSD Fut Nov21	-679	-5.50%
LME NICKEL FUTURE Jan22	580	4.70%
LME NICKEL FUTURE Nov21	-580	-4.70%
SUGAR #11 (WORLD) Oct22	580	4.70%
COCOA FUTURE Dec21	543	4.40%
COFFEE 'C' FUTURE Dec21	-543	-4.40%
COTTON NO.2 FUTR Dec21	543	4.40%
SUGAR #11 (WORLD) Mar22	-543	-4.40%
SOYBEAN OIL FUTR Jan22	531	4.30%
Low Su Gasoil G Dec21	506	4.10%
LEAN HOGS FUTURE Apr22	469	3.80%
GASOLINE RBOB FUT Dec21	408	3.30%
KC HRW WHEAT FUT Mar22	408	3.30%
WHEAT FUTURE(CBT) Jul22	408	3.30%
NY Harb ULSD Fut Dec21	395	3.20%
CORN FUTURE Dec21	-358	-2.90%
KC HRW WHEAT FUT Dec21	-358	-2.90%
SOYBEAN MEAL FUTR Dec21	358	2.90%
WHEAT FUTURE(CBT) Dec21	358	2.90%
COTTON NO.2 FUTR Mar22	296	2.40%
LEAN HOGS FUTURE Feb22	296	2.40%
WTI CRUDE FUTURE Dec22	296	2.40%
BRENT CRUDE FUTR Dec22	235	1.90%
CORN FUTURE Dec22	161	1.30%
LME COPPER FUTURE Dec22	161	1.30%
SOYBEAN FUTURE Nov22	148	1.20%
Low Su Gasoil G Dec22	99	0.80%
GASOLINE RBOB FUT Jun22	86	0.70%
NY Harb ULSD Fut Dec22	74	0.60%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(j)	Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

Top Underlying Components	Notional	Percentage of Notional
Cash
United States Dollar	6,647	100.00%
Index
SPX Index	4	0.06%
Options
SPX US 10/15/21 C4890 Index	-1	-0.02%
SPX US 10/15/21 C4455 Index	0	0.00%
SPX US 10/15/21 C4460 Index	0	0.00%
SPX US 10/15/21 C4465 Index	0	0.00%
SPX US 10/15/21 C4510 Index	0	0.00%
SPX US 10/15/21 C4515 Index	0	0.00%
SPX US 10/15/21 C4470 Index	0	0.00%
SPX US 10/15/21 C4475 Index	0	0.00%
SPX US 10/15/21 C4565 Index	0	0.00%
SPX US 10/15/21 C4520 Index	0	0.00%
SPX US 10/15/21 C4570 Index	0	0.00%
SPX US 10/15/21 C4480 Index	0	0.00%
SPX US 10/15/21 C4525 Index	0	0.00%
SPX US 10/15/21 C4505 Index	0	0.00%
SPX US 10/15/21 C4575 Index	0	0.00%
SPX US 10/15/21 C4590 Index	0	0.00%
SPX US 10/15/21 C4585 Index	0	0.00%
SPX US 10/15/21 C4545 Index	0	0.00%
SPX US 10/15/21 C4595 Index	0	0.00%
SPX US 10/15/21 C4530 Index	0	0.00%
SPX US 10/15/21 C4580 Index	0	0.00%
SPX US 10/15/21 C4485 Index	0	0.00%
SPX US 10/15/21 C4560 Index	0	0.00%
SPX US 10/15/21 C4550 Index	0	0.00%
SPX US 10/15/21 C4535 Index	0	0.00%
SPX US 10/15/21 C4600 Index	0	0.00%
SPX US 10/15/21 C4490 Index	0	0.00%
SPX US 10/15/21 C4605 Index	0	0.00%
SPX US 10/15/21 C4555 Index	0	0.00%
SPX US 10/15/21 C4610 Index	0	0.00%
SPX US 10/15/21 C4625 Index	0	0.00%
SPX US 10/15/21 C4540 Index	0	0.00%
SPX US 10/15/21 C4495 Index	0	0.00%
SPX US 10/15/21 C4620 Index	0	0.00%
SPX US 10/15/21 C4615 Index	0	0.00%
SPX US 10/15/21 C4650 Index	0	0.00%
SPX US 10/15/21 C4630 Index	0	0.00%
SPX US 10/15/21 C4500 Index	0	0.00%
SPX US 10/15/21 C4640 Index	0	0.00%
SPX US 10/15/21 C4645 Index	0	0.00%
SPX US 10/15/21 C4635 Index	0	0.00%
SPX US 10/15/21 C4660 Index	0	0.00%
SPX US 10/15/21 C4665 Index	0	0.00%
SPX US 10/15/21 C4655 Index	0	0.00%
SPX US 10/15/21 C4680 Index	0	0.00%
SPX US 10/15/21 C4750 Index	0	0.00%
SPX US 10/15/21 C4760 Index	0	0.00%
SPX US 10/15/21 C4705 Index	0	0.00%

(k)	Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	9,080	100.00%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(l)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
PBF Energy Inc	-3,186	-41	-0.46%
Avis Budget Group Inc	-354	-41	-0.46%
Callon Petroleum Co	-839	-41	-0.46%
Dynavax Technologies Corp	-2,134	-41	-0.46%
Laredo Petroleum Inc	-504	-41	-0.45%
Matador Resources Co	-1,071	-41	-0.45%
Stitch Fix Inc	-1,012	-40	-0.45%
QuantumScape Corp	-1,643	-40	-0.45%
Citi Trends Inc	-551	-40	-0.45%
Macy's Inc	-1,777	-40	-0.45%
Centennial Resource Development Inc	-5,994	-40	-0.45%
Range Resources Corp	-1,772	-40	-0.45%
Dave & Buster's Entertainment Inc	-1,038	-40	-0.44%
Atlas Air Worldwide Holdings Inc	-487	-40	-0.44%
Innoviva Inc	-2,377	-40	-0.44%
FuelCell Energy Inc	-5,936	-40	-0.44%
Eventbrite Inc	-2,100	-40	-0.44%
Sleep Number Corp	-425	-40	-0.44%
Opendoor Technologies Inc	-1,933	-40	-0.44%
Norwegian Cruise Line Holdings Ltd	-1,485	-40	-0.44%
American Airlines Group Inc	-1,930	-40	-0.44%
Ironwood Pharmaceuticals Inc	-3,029	-40	-0.44%
Atara Biotherapeutics Inc	-2,210	-40	-0.44%
Red Robin Gourmet Burgers Inc	-1,715	-40	-0.44%
Bonanza Creek Energy Inc	-825	-40	-0.44%
Groupon Inc	-1,732	-40	-0.44%
eHealth Inc	-976	-40	-0.44%
Arch Coal Inc	-426	-40	-0.44%
SL Green Realty Corp	-557	-39	-0.44%
Vornado Realty Trust	-939	-39	-0.44%
CNX Resources Corp	-3,124	-39	-0.44%
ViaSat Inc	-716	-39	-0.44%
Hostess Brands Inc	-2,269	-39	-0.44%
Retrophin Inc	-1,624	-39	-0.44%
Empire State Realty Trust Inc	-3,926	-39	-0.44%
Camping World Holdings Inc	-1,013	-39	-0.44%
Sabre Corp	-3,319	-39	-0.44%
The GEO Group Inc	-5,260	-39	-0.44%
Cinemark Holdings Inc	-2,045	-39	-0.44%
Haverty Furniture Cos Inc	-1,165	-39	-0.44%
BancorpSouth Bank	-1,318	-39	-0.44%
Hexcel Corp	-660	-39	-0.44%
The Greenbrier Cos Inc	-912	-39	-0.44%
Bloomin' Brands Inc	-1,568	-39	-0.44%
Trinity Industries Inc	-1,442	-39	-0.44%
TimkenSteel Corp	-2,996	-39	-0.44%
Realogy Holdings Corp	-2,234	-39	-0.44%
Host Hotels & Resorts Inc	-2,398	-39	-0.44%
Aerojet Rocketdyne Holdings Inc	-898	-39	-0.44%
GATX Corp	-436	-39	-0.43%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(m)	Seeks to capture intraday momentum in global equity markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays EB05 strategy	23,813	100.00%

(n)	Seeks to provide directional exposure that is short the most expensive names in the Russell 3000 as determined by the Wilshire Value model.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
National CineMedia Inc	-11,298	-40	-0.62%
Gogo Inc	-2,050	-35	-0.55%
Priority Technology Holdings Inc	-4,749	-32	-0.49%
Clear Channel Outdoor Holdings Inc	-10,900	-30	-0.46%
Liberty Media Corp-Liberty Braves	-1,085	-29	-0.45%
Ambarella Inc	-186	-29	-0.45%
Digimarc Corp	-840	-29	-0.45%
Avid Technology Inc	-993	-29	-0.45%
Asana Inc	-272	-28	-0.44%
Anterix Inc	-464	-28	-0.44%
Veritone Inc	-1,178	-28	-0.44%
Napco Security Technologies Inc	-649	-28	-0.43%
Sabre Corp	-2,353	-28	-0.43%
Loral Space & Communications Inc	-644	-28	-0.43%
Calix Inc	-551	-27	-0.42%
Chicken Soup For The Soul Entertainment Inc	-1,184	-27	-0.42%
Entegris Inc	-210	-26	-0.41%
Analog Devices Inc	-157	-26	-0.41%
Identiv Inc	-1,398	-26	-0.41%
Cogent Communications Holdings Inc	-372	-26	-0.41%
Allegro MicroSystems Inc	-823	-26	-0.41%
WideOpenWest Inc	-1,338	-26	-0.41%
Tucows Inc	-333	-26	-0.41%
Lattice Semiconductor Corp	-405	-26	-0.41%
Mastercard Inc	-75	-26	-0.41%
T-Mobile US Inc	-204	-26	-0.41%
Arlo Technologies Inc	-4,062	-26	-0.40%
Novanta Inc	-167	-26	-0.40%
Domo Inc	-302	-26	-0.40%
nLight Inc	-904	-25	-0.40%
TechTarget Inc	-307	-25	-0.39%
Coherent Inc	-101	-25	-0.39%
Liberty Broadband Corp	-146	-25	-0.39%
Impinj Inc	-439	-25	-0.39%
Marvell Technology Group Ltd	-415	-25	-0.39%
Snowflake Inc	-82	-25	-0.39%
Grid Dynamics Holdings Inc	-852	-25	-0.39%
Magnite Inc	-881	-25	-0.38%
Monolithic Power Systems Inc	-51	-25	-0.38%
Clearfield Inc	-556	-25	-0.38%
Badger Meter Inc	-242	-24	-0.38%
FARO Technologies Inc	-370	-24	-0.38%
Amphenol Corp	-332	-24	-0.38%
Pure Storage Inc	-965	-24	-0.38%
Motorola Solutions Inc	-104	-24	-0.38%
Arista Networks Inc	-70	-24	-0.38%
Cable One Inc	-13	-24	-0.37%
Iridium Communications Inc	-605	-24	-0.37%
Cree Inc	-298	-24	-0.37%
Akoustis Technologies Inc	-2,466	-24	-0.37%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(o)	Seeks to provide directional exposure that is long undervalued names in the Russell 3000 as determined by the Wilshire Value model.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Meredith Corp	684	38	0.59%
GreenSky Inc	3,093	35	0.54%
Lions Gate Entertainment Corp	2,220	32	0.49%
Entercom Communications Corp	8,402	31	0.48%
Scholastic Corp	852	30	0.47%
Gannett Co Inc	4,437	30	0.46%
AMC Networks Inc	626	29	0.45%
Gray Television Inc	1,276	29	0.45%
CenturyLink Inc	2,348	29	0.45%
The EW Scripps Co	1,605	29	0.45%
Cars.com Inc	2,262	29	0.45%
TrueCar Inc	6,830	28	0.44%
United States Cellular Corp	878	28	0.44%
AT&T Inc	1,033	28	0.43%
Thryv Holdings Inc	905	27	0.42%
Telephone & Data Systems Inc	1,381	27	0.42%
Vonage Holdings Corp	1,650	27	0.41%
Alpha & Omega Semiconductor Ltd	840	26	0.41%
Liberty Latin America Ltd	1,993	26	0.41%
Alliance Data Systems Corp	256	26	0.40%
Progress Software Corp	519	26	0.40%
Discovery Inc	1,006	26	0.40%
Citrix Systems Inc	236	25	0.39%
CDK Global Inc	590	25	0.39%
VMware Inc	167	25	0.39%
MKS Instruments Inc	164	25	0.38%
First Solar Inc	258	25	0.38%
Sapiens International Corp NV	852	25	0.38%
Teradata Corp	426	24	0.38%
Zynga Inc	3,237	24	0.38%
j2 Global Inc	178	24	0.38%
Belden Inc	415	24	0.38%
Intel Corp	454	24	0.38%
CSG Systems International Inc	501	24	0.38%
Verint Systems Inc	539	24	0.38%
Rackspace Technology Inc	1,692	24	0.37%
Blackbaud Inc	340	24	0.37%
Sanmina Corp	617	24	0.37%
Benchmark Electronics Inc	890	24	0.37%
A10 Networks Inc	1,757	24	0.37%
Liberty TripAdvisor Holdings Inc	7,657	24	0.37%
EchoStar Corp	924	24	0.37%
Oracle Corp	270	24	0.37%
Avaya Holdings Corp	1,184	23	0.36%
Daktronics Inc	4,313	23	0.36%
Rimini Street Inc	2,423	23	0.36%
Micron Technology Inc	329	23	0.36%
SolarWinds Corp	1,390	23	0.36%
Arrow Electronics Inc	207	23	0.36%
InterDigital Inc	342	23	0.36%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(p)	Defensive S&P 500 vs. Top 50 dispersion strategy, combining a short position in index volatility with a long position in single stock volatility.

Top Underlying Components	Notional	Percentage of Notional
Options
SPY US 11/19/2021 P345 Equity	-740	-11.97%
SPY US 11/19/2021 P350 Equity	-729	-11.80%
SPY US 11/19/2021 P355 Equity	-719	-11.63%
SPY US 11/19/2021 P360 Equity	-709	-11.47%
SPY US 11/19/2021 P340 Equity	-450	-7.29%
SPY US 11/19/2021 P365 Equity	-420	-6.79%
AAPL US 10/15/2021 P125 Equity	310	5.01%
AAPL US 10/15/2021 P130 Equity	298	4.82%
AAPL US 10/15/2021 P135 Equity	287	4.64%
AAPL US 10/15/2021 P140 Equity	277	4.47%
AAPL US 10/15/2021 P145 Equity	267	4.32%
AAPL US 10/15/2021 C155 Equity	250	4.04%
AAPL US 10/15/2021 C160 Equity	242	3.91%
AAPL US 10/15/2021 C165 Equity	235	3.80%
AAPL US 11/19/2021 P115 Equity	229	3.70%
AAPL US 10/15/2021 C170 Equity	228	3.68%
AAPL US 11/19/2021 P120 Equity	219	3.55%
AAPL US 11/19/2021 P125 Equity	211	3.41%
AAPL US 11/19/2021 P130 Equity	203	3.28%
SPY US 10/15/2021 P371 Equity	-201	-3.25%
SPY US 10/15/2021 P372 Equity	-201	-3.25%
SPY US 10/15/2021 P373 Equity	-200	-3.24%
SPY US 10/15/2021 P374 Equity	-200	-3.23%
SPY US 10/15/2021 P375 Equity	-199	-3.22%
SPY US 10/15/2021 P376 Equity	-198	-3.21%
SPY US 10/15/2021 P377 Equity	-198	-3.20%
SPY US 10/15/2021 P378 Equity	-197	-3.19%
SPY US 10/15/2021 P379 Equity	-197	-3.19%
SPY US 10/15/2021 P380 Equity	-196	-3.18%
SPY US 10/15/2021 P381 Equity	-196	-3.17%
SPY US 10/15/2021 P382 Equity	-195	-3.16%
AAPL US 11/19/2021 P135 Equity	195	3.16%
SPY US 10/15/2021 P383 Equity	-195	-3.15%
SPY US 10/15/2021 P384 Equity	-194	-3.14%
SPY US 10/15/2021 P385 Equity	-194	-3.14%
SPY US 10/15/2021 P386 Equity	-193	-3.13%
SPY US 10/15/2021 P387 Equity	-193	-3.12%
SPY US 10/15/2021 P388 Equity	-192	-3.11%
SPY US 10/15/2021 P389 Equity	-192	-3.10%
SPY US 10/15/2021 P390 Equity	-191	-3.10%
SPY US 10/15/2021 P391 Equity	-191	-3.09%
SPY US 10/15/2021 P392 Equity	-190	-3.08%
SPY US 10/15/2021 P393 Equity	-190	-3.07%
SPY US 10/15/2021 P394 Equity	-189	-3.06%
SPY US 10/15/2021 P395 Equity	-189	-3.06%
SPY US 10/15/2021 P396 Equity	-188	-3.05%
AAPL US 11/19/2021 P140 Equity	188	3.04%
SPY US 10/15/2021 P397 Equity	-188	-3.04%
SPY US 10/15/2021 P398 Equity	-188	-3.03%
SPY US 10/15/2021 P399 Equity	-187	-3.03%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(q)	Attempts to generate income by selling dislocated single stock calls while offsetting the market risk with a long S&P call.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	18,593	238.27%
AAPL American Call Option	-766	-9.81%
PFE American Call Option	-574	-7.35%
ACN American Call Option	-553	-7.09%
AMZN American Call Option	-543	-6.96%
PEP American Call Option	-538	-6.90%
TJX American Call Option	-501	-6.43%
NKE American Call Option	-494	-6.33%
SCHW American Call Option	-493	-6.32%
UNH American Call Option	-486	-6.23%
ORCL American Call Option	-468	-6.00%
GOOG American Call Option	-458	-5.87%
ADBE American Call Option	-411	-5.27%
BLK American Call Option	-389	-4.98%
MSFT American Call Option	-384	-4.92%
WFC American Call Option	-374	-4.79%
USB American Call Option	-356	-4.56%
MU American Call Option	-329	-4.21%
XOM American Call Option	-316	-4.06%
UPS American Call Option	-311	-3.99%
AMAT American Call Option	-299	-3.83%
MS American Call Option	-298	-3.82%
DIS American Call Option	-297	-3.81%
NVDA American Call Option	-296	-3.80%
CCI American Call Option	-284	-3.64%
FB American Call Option	-255	-3.27%
AMT American Call Option	-242	-3.11%
PLD American Call Option	-240	-3.07%
COST American Call Option	-224	-2.87%
DHR American Call Option	-223	-2.86%
MA American Call Option	-199	-2.55%
BAC American Call Option	-196	-2.51%
TMO American Call Option	-191	-2.45%
ZTS American Call Option	-190	-2.43%
CAT American Call Option	-189	-2.42%
BKNG American Call Option	-189	-2.42%
ABBV American Call Option	-185	-2.37%
AMD American Call Option	-183	-2.35%
CRM American Call Option	-176	-2.25%
COP American Call Option	-175	-2.25%
CMCSA American Call Option	-175	-2.24%
RTX American Call Option	-175	-2.24%
LRCX American Call Option	-169	-2.17%
TGT American Call Option	-167	-2.14%
SHW American Call Option	-163	-2.09%
CVX American Call Option	-160	-2.05%
SPGI American Call Option	-160	-2.05%
SYK American Call Option	-155	-1.99%
MDLZ American Call Option	-154	-1.97%
Cash
United States Dollar	275	3.53%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(r)	Seeks to capture the risk premium associated with selling equity puts while buying equity calls. Delta and gamma hedges daily to reduce market and volatility premium exposures.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	26,882	525.80%
SPX EQ Forward	-20,129	-393.70%
Cash
United States Dollar	461	9.02%

(s)	Aims to take advantage of the convergence in the performance of bonds with higher vs. lower real yields across G8 government bonds.

Top Underlying Components	Notional	Percentage of Notional
Futures
LONG GILT FUTURE Dec21	-18,594	-68.92%
EURO-BUND FUTURE Dec21	-15,458	-57.30%
US 10YR NOTE (CBT)Dec21	-10,262	-38.04%
AUST 10Y BOND FUT Dec21	5,022	18.62%
Euro-BTP Future Dec21	1,287	4.77%
CAN 10YR BOND FUT Dec21	1,104	4.09%
JPN 10Y BOND(OSE) Dec21	0	0.00%
Euro-OAT Future Dec21	0	0.00%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(t)	Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Rolls-Royce Holdings PLC	-28,563	-54	-0.63%
Uber Technologies Inc	-1,097	-49	-0.57%
Cheniere Energy Inc	498	49	0.57%
Occidental Petroleum Corp	-1,618	-48	-0.56%
Seattle Genetics Inc	-279	-47	-0.55%
M&T Bank Corp	-317	-47	-0.55%
EOG Resources Inc	-587	-47	-0.55%
Valero Energy Corp	-665	-47	-0.55%
Vail Resorts Inc	140	47	0.54%
Citizens Financial Group Inc	-998	-47	-0.54%
Regions Financial Corp	-2,198	-47	-0.54%
The Mosaic Co	-1,297	-46	-0.54%
Carnival Corp	-1,850	-46	-0.54%
ABN AMRO Group NV	-3,196	-46	-0.54%
Electronic Arts Inc	323	46	0.53%
News Corp	1,937	46	0.53%
Hewlett Packard Enterprise Co	3,195	46	0.53%
Live Nation Entertainment Inc	499	45	0.53%
Chevron Corp	447	45	0.53%
KeyCorp	-2,099	-45	-0.53%
Kinder Morgan Inc	2,712	45	0.53%
Merck & Co Inc	604	45	0.53%
Commerzbank AG	-6,792	-45	-0.53%
Huntington Bancshares Inc	-2,915	-45	-0.52%
Sysco Corp	-573	-45	-0.52%
MGM Resorts International	1,042	45	0.52%
Liberty Media Corp-Liberty Formula One	874	45	0.52%
Liberty Global PLC	1,506	45	0.52%
United Rentals Inc	-128	-45	-0.52%
Dell Technologies Inc	431	45	0.52%
Lyft Inc	-835	-45	-0.52%
Paychex Inc	398	45	0.52%
American Express Co	-266	-45	-0.52%
Marriott International Inc	301	45	0.52%
Assicurazioni Generali SpA	2,086	44	0.52%
Lincoln National Corp	-645	-44	-0.52%
Ricoh Co Ltd	-4,310	-44	-0.52%
Vornado Realty Trust	-1,055	-44	-0.52%
Aramark	1,348	44	0.51%
Lear Corp	283	44	0.51%
Booking Holdings Inc	19	44	0.51%
Molson Coors Brewing Co	-952	-44	-0.51%
Aptiv PLC	296	44	0.51%
Hartford Financial Services Group Inc	-626	-44	-0.51%
WiseTech Global Ltd	-1,135	-44	-0.51%
Electricite de France SA	-3,485	-44	-0.51%
Synchrony Financial	-900	-44	-0.51%
Teledyne Technologies Inc	102	44	0.51%
Autoliv Inc	512	44	0.51%
Host Hotels & Resorts Inc	-2,680	-44	-0.51%

(u)	Aims to capture the spread of realized correlation between US Equity and US Equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	-3,167	-40.95%
iPath Series B S&P 500 VIX Short-Term Futures ETN	-803	-10.39%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(v)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Range Resources Corp	-9,542	-216	-2.61%
Occidental Petroleum Corp	-6,489	-192	-2.32%
Cheniere Energy Inc	-1,923	-188	-2.27%
Lyft Inc	-3,504	-188	-2.27%
Uber Technologies Inc	-4,173	-187	-2.26%
Apache Corp	-8,686	-186	-2.25%
Halliburton Co	-8,418	-182	-2.20%
Alcoa Corp	-3,685	-180	-2.18%
Delta Air Lines Inc	-4,233	-180	-2.18%
American Airlines Group Inc	-8,749	-180	-2.17%
PG&E Corp	-18,614	-179	-2.16%
Southwest Airlines Co	-3,475	-179	-2.16%
EQT Corp	-8,693	-178	-2.15%
Jones Lang LaSalle Inc	-710	-176	-2.13%
The Boeing Co	-782	-172	-2.08%
Host Hotels & Resorts Inc	-10,436	-170	-2.06%
PBF Energy Inc	-13,012	-169	-2.04%
Axalta Coating Systems Ltd	-5,753	-168	-2.03%
Transocean Ltd	-42,784	-162	-1.96%
Colfax Corp	-3,515	-161	-1.95%
Continental Resources Inc	-3,496	-161	-1.95%
Weyerhaeuser Co	-4,535	-161	-1.95%
Sunrun Inc	-3,648	-160	-1.94%
Ball Corp	-1,765	-159	-1.92%
Ecolab Inc	-761	-159	-1.92%
Roper Technologies Inc	-354	-158	-1.91%
American Water Works Co Inc	-925	-156	-1.89%
Equinix Inc	-198	-156	-1.89%
NextEra Energy Inc	-1,991	-156	-1.89%
Park Hotels & Resorts Inc	-8,169	-156	-1.89%
Prologis Inc	-1,247	-156	-1.89%
The Sherwin-Williams Co	-559	-156	-1.89%
Generac Holdings Inc	-381	-156	-1.88%
SBA Communications Corp	-470	-156	-1.88%
XPO Logistics Inc	-1,954	-156	-1.88%
American Homes 4 Rent	-4,058	-155	-1.87%
American Tower Corp	-574	-152	-1.84%
National Oilwell Varco Inc	-11,611	-152	-1.84%
Trex Co Inc	-1,485	-151	-1.83%
CACI International Inc	-543	-142	-1.72%
JetBlue Airways Corp	-8,765	-134	-1.62%
Berry Global Group Inc	-2,093	-127	-1.54%
Spirit AeroSystems Holdings Inc	-2,846	-126	-1.52%
Eagle Materials Inc	-934	-122	-1.48%
Xcel Energy Inc	-1,933	-121	-1.46%
HEICO Corp	-891	-117	-1.42%
Evoqua Water Technologies Corp	-2,996	-113	-1.36%
Sensata Technologies Holding PLC	-2,026	-111	-1.34%
TransUnion	-906	-102	-1.23%
Old Dominion Freight Line Inc	-301	-86	-1.04%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(w)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Callon Petroleum Co	5,903	290	2.75%
Avis Budget Group Inc	2,459	287	2.72%
Antero Resources Corp	15,122	284	2.70%
Huntsman Corp	8,687	257	2.44%
ONEOK Inc	4,378	254	2.41%
The Williams Cos Inc	9,300	241	2.29%
Kinder Morgan Inc	14,231	238	2.26%
United Technologies Corp	2,757	237	2.25%
General Dynamics Corp	1,155	226	2.15%
LyondellBasell Industries NV	2,402	225	2.14%
Lockheed Martin Corp	650	224	2.13%
CH Robinson Worldwide Inc	2,567	223	2.12%
Cummins Inc	985	221	2.10%
Edison International	3,950	219	2.08%
PACCAR Inc	2,777	219	2.08%
Medical Properties Trust Inc	10,813	217	2.06%
International Paper Co	3,862	216	2.05%
Newmont Mining Corp	3,977	216	2.05%
SL Green Realty Corp	3,049	216	2.05%
Dow Inc	3,734	215	2.04%
PPL Corp	7,671	214	2.03%
Amcor PLC	18,270	212	2.01%
3M Co	1,195	210	1.99%
Packaging Corp of America	1,525	210	1.99%
WP Carey Inc	2,870	210	1.99%
FirstEnergy Corp	5,856	209	1.98%
Omega Healthcare Investors Inc	6,892	206	1.96%
MGM Growth Properties LLC	5,199	199	1.89%
Iron Mountain Inc	4,292	186	1.77%
Gevo Inc	26,972	179	1.70%
FuelCell Energy Inc	24,408	163	1.55%
SM Energy Co	6,030	159	1.51%
ManpowerGroup Inc	1,459	158	1.50%
Centennial Resource Development Inc	23,428	157	1.49%
OGE Energy Corp	4,539	150	1.42%
AGCO Corp	1,212	149	1.41%
Hubbell Inc	805	145	1.38%
Vornado Realty Trust	3,185	134	1.27%
Huntington Ingalls Industries Inc	688	133	1.26%
Spirit Realty Capital Inc	2,883	133	1.26%
The Southern Co	2,023	125	1.19%
Equitrans Midstream Corp	12,156	123	1.17%
Fastenal Co	2,368	122	1.16%
Tanger Factory Outlet Centers Inc	7,433	121	1.15%
MSC Industrial Direct Co Inc	1,485	119	1.13%
Antero Midstream Corp	11,020	115	1.09%
EnLink Midstream LLC	15,910	109	1.03%
The Chemours Co	3,698	107	1.02%
Gaming and Leisure Properties Inc	2,320	107	1.02%
Ryder System Inc	1,274	105	1.00%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(x)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time

Top Underlying Components	Notional	Percentage of Notional
Index
JPM US Conviction Mean Reversion Index	5,411	79.62%

(y)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P500 EMINI FUT Sep21	0	0.00%

(z)	Provides exposure to the US Dollar Index.

Top Underlying Components	Notional	Percentage of Notional
Cash
Euro	-11,654	-57.61%
Japanese Yen	-2,752	-13.60%
British Pound	-2,408	-11.90%
Canadian Dollar	-1,841	-9.10%
Swedish Krona	-850	-4.20%
Swiss Franc	-728	-3.60%

(aa)	Market neutral strategy that seeks to provide exposure to the quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
salesforce.com Inc	190	52	1.03%
ON Semiconductor Corp	-1,117	-51	-1.02%
Intel Corp	934	50	1.00%
Medallia Inc	-1,468	-50	-0.99%
Oracle Corp	567	49	0.99%
Pure Storage Inc	-1,919	-48	-0.97%
Intuit Inc	89	48	0.96%
Accenture PLC	150	48	0.96%
Microsoft Corp	167	47	0.94%
Cree Inc	-583	-47	-0.94%
Apple Inc	333	47	0.94%
Advanced Micro Devices Inc	456	47	0.94%
Splunk Inc	-324	-47	-0.94%
Fortinet Inc	160	47	0.94%
NVIDIA Corp	226	47	0.93%
Zscaler Inc	-178	-47	-0.93%
Cisco Systems Inc	856	47	0.93%
Autodesk Inc	163	46	0.93%
Elastic NV	-311	-46	-0.93%
Cloudflare Inc	-411	-46	-0.93%
Zoom Video Communications Inc	174	46	0.91%
PayPal Holdings Inc	175	46	0.91%
3D Systems Corp	-1,628	-45	-0.90%
QUALCOMM Inc	344	44	0.89%
Western Digital Corp	-784	-44	-0.89%
Adobe Inc	76	44	0.88%
Wix.com Ltd	-223	-44	-0.87%
Cognizant Technology Solutions Corp	589	44	0.87%
Crowdstrike Holdings Inc	-176	-43	-0.87%
DocuSign Inc	-167	-43	-0.86%
Match Group Inc	-274	-43	-0.86%
RingCentral Inc	-196	-43	-0.85%
Anaplan Inc	-698	-43	-0.85%
Synopsys Inc	139	42	0.83%
MicroStrategy Inc	-71	-41	-0.83%
Netflix Inc	67	41	0.82%
Marathon Digital Holdings Inc	-1,221	-39	-0.77%
Skyworks Solutions Inc	229	38	0.75%
Verizon Communications Inc	698	38	0.75%
Paycom Software Inc	75	37	0.75%
AT&T Inc	-1,374	-37	-0.74%
Shift4 Payments Inc	-472	-37	-0.73%
Live Nation Entertainment Inc	-396	-36	-0.72%
Activision Blizzard Inc	466	36	0.72%
ViacomCBS Inc	-909	-36	-0.72%
EPAM Systems Inc	62	36	0.71%
Alphabet Inc	13	35	0.71%
Comcast Corp	633	35	0.71%
T-Mobile US Inc	276	35	0.71%
The Walt Disney Co	-208	-35	-0.70%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(ab)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Cash
Canadian Dollar	-1,239	-11.60%
Norwegian Krone	-1,011	-9.46%
British Pound	968	9.07%
New Zealand Dollar	810	7.59%
Euro	656	6.14%
Japanese Yen	514	4.81%
Swiss Franc	506	4.74%
Australian Dollar	-81	-0.76%
Swedish Krona	6	0.06%

(ac)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	4,835	70.91%

(ad)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivatives
1y Forward 5y20y Straddle	9,613	50.02%
1y Forward 3y7y Straddle	4,806	25.01%
1y Forward 1y7y Straddle	2,588	13.47%
1y Forward 10y20y Straddle	2,218	11.54%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2021
(dollar values in thousands, except share and per share amounts)

(ae)	Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 10/01/21 P4215 Index	566	18.76%
SPXW US 10/01/21 P4145 Index	283	9.38%
SPXW US 10/04/21 P4155 Index	283	9.38%
SPXW US 10/04/21 P4095 Index	189	6.25%
SPXW US 10/06/21 P4060 Index	189	6.25%
SPXW US 10/01/21 P4200 Index	184	6.12%

(af)	Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 10/01/21 P4215 Index	619	18.76%
SPXW US 10/01/21 P4145 Index	309	9.38%
SPXW US 10/04/21 P4155 Index	309	9.38%
SPXW US 10/04/21 P4095 Index	206	6.25%
SPXW US 10/06/21 P4060 Index	206	6.25%
SPXW US 10/01/21 P4200 Index	202	6.12%

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
COP	- Colombian Peso
CNH	- Chinese Yuan
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
ILS	- Israeli New Shekel
INR	- India Rupee
JPY	- Japanese Yen
KRW	- Korean Won
LIBOR	- London Interbank Offered Rate
L/S	- Long/Short
MXN	- Mexican Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- U.S. Dollar
ZAR	- South African Rand

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—102.1%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.04%	2,182,129	$2,183	$2,183
Total Short-Term Investments				$2,183	$2,183
TOTAL INVESTMENTS—102.1%				$2,183	$2,183
Other Assets in Excess of Liabilities—(2.1)%					(46)
Net Assets—100.0%					$2,137

Total Return Index Swaps(d)—1.8%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	3 Month LIBOR + 0.55%	Total return on iShares S&P GSCI Commodity-Indexed Trust	USD	319	3/18/22	N/A	$—	$63	$63	$—
Barclays Bank PLC	0.00%	Total return on Barclays EB05 Desk Strategy (Asia/SPX IDMO basket) Index(e)	USD	780	7/8/22	N/A	—	(3)	—	3
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas Artificial Intelligence Trend ex-Como USD 2021 Index(f)	USD	530	5/6/22	N/A	—	17	17	—
Deutsche Bank AG	0.00%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(g)	USD	444	7/7/22	N/A	—	3	3	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy Index(h)	USD	1,110	2/4/22	N/A	—	(86)	—	86
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion Index(i)	USD	448	2/4/22	N/A	—	26	26	—
JP Morgan Chase Bank, N.A.	0.00%	Total return on JPM FX Momentum Index(j)	USD	264	2/4/22	N/A	—	2	2	—

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JP Morgan Correlation Spread Index(k)	USD	222	7/28/22	N/A	—	(3)	—	3
JP Morgan Chase Bank, N.A.	0.00%	Total return on JP Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index(l)	USD	286	7/28/22	N/A	$—	$13	$13	$—
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(m)	USD	200	3/9/22	Quarterly	—	(1)	—	1
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion 25xw/ no Vol Adjustment Index(n)	USD	300	2/4/22	N/A	—	7	7	—
Total Total Return Index Swaps							$—	$38	$131	$93

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of September 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(e)	Seeks to capture intraday momentum in global equity markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays EB05 strategy	777	100.00%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(f)	Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Index
BNP Paribas EUR 10Y Futures Index	379	69.18%
BNP Paribas USD 10Y Futures Index	352	64.35%
BNP Paribas JPY 10Y Futures Index	301	54.93%
BNP Paribas US Equity Futures Index	178	32.58%
BNP Paribas Eurozone Equity Futures Index	127	23.19%
BNP Paribas Japan Equity Futures Index	108	19.81%
BNP Paribas Emerging Equities Index	-28	-5.20%
BNP Paribas China Equity Futures Index	12	2.14%
Cash
Euro	-506	-92.38%
Japanese Yen	-409	-74.74%
United States Dollar	46	8.33%
Hong Kong Dollar	-12	-2.14%

(g)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EUR	-47	-10.45%
Deutsche Bank Duration Bias USD	-20	-4.51%

(h)	Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
90DAY EURO$ FUTR Mar22	1,359	132.69%
90DAY EURO$ FUTR Jun22	1,358	132.64%
3MO EURO EURIBOR Mar22	1,342	131.06%
90DAY STERLING FU Jun22	-1,330	-129.92%
90DAY STERLING FU Dec22	-1,329	-129.78%
90DAY STERLING FU Mar23	-1,328	-129.72%
EURO-SCHATZ FUT Dec21	-1,272	-124.22%
3MO EURO EURIBOR Mar23	-1,228	-119.92%
3MO EURO EURIBOR Dec22	-856	-83.65%
US 2YR NOTE (CBT) Dec21	816	79.68%
90DAY EURO$ FUTR Dec22	734	71.74%
3MO EURO EURIBOR Jun22	-727	-71.05%
90DAY STERLING FU Mar22	-610	-59.53%
90DAY EURO$ FUTR Mar23	375	36.63%
JPN 10Y BOND(OSE) Dec21	332	32.47%
EURO-BOBL FUTURE Dec21	251	24.56%
LONG GILT FUTURE Dec21	-189	-18.45%
US LONG BOND(CBT) Dec21	161	15.71%
US 10YR NOTE (CBT)Dec21	160	15.66%
US 5YR NOTE (CBT) Dec21	128	12.51%
EURO-BUND FUTURE Dec21	126	12.30%
S&P/TSX 60 IX FUT Dec21	46	4.47%
SWISS MKT IX FUTR Dec21	45	4.44%
SPI 200 FUTURES Oct21	45	4.43%
S&P500 EMINI FUT Dec21	45	4.35%
NASDAQ 100 E-MINI Dec21	42	4.10%
FTSE 100 IDX FUT Dec21	39	3.79%
AMSTERDAM IDX FUT Oct21	36	3.55%
SET50 FUTURES Dec21	36	3.54%
DAX INDEX FUTURE Dec21	36	3.47%
KOSPI2 INX FUT Dec21	34	3.34%
OMXS30 IND FUTURE Oct21	34	3.29%
South African Rand	33	3.24%
EURO STOXX 50 Dec21	33	3.19%
Cash
China Offshore Spot	152	14.83%
Indonesian Rupiah	129	12.60%
Indian Rupee	125	12.23%
Israeli Shekel	123	12.04%
Taiwan Dollar	106	10.38%
South Korean Won	-99	-9.64%
Philippines Peso	-95	-9.27%
Mexican Peso	66	6.48%
Russian Ruble	66	6.48%
Australian Dollar	-56	-5.42%
Czech Koruna	52	5.09%
Chilean Peso	-47	-4.63%
Swedish Krona	-43	-4.17%
Canadian Dollar	-38	-3.75%
Polish Zloty	-38	-3.70%
New Zealand Dollar	34	3.34%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(i)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
JPM US Conviction Mean Reversion Index	377	79.73%

(j)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
South African Rand	-4	-1.68%
Russian Ruble	4	1.66%
Hungarian Forint	4	1.64%
Turkish Lira	-4	-1.42%
Japanese Yen	2	0.78%
British Pound	-2	-0.77%
Swedish Krona	-2	-0.73%
Polish Zloty	2	0.57%
New Zealand Dollar	1	0.33%
Mexican Peso	0	-0.11%
Euro	0	-0.11%
Norwegian Krone	0	-0.11%
Australian Dollar	0	-0.11%

(k)	Aims to capture the spread of realized correlation between US Equity and US Equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	-90	-40.94%
iPath Series B S&P 500 VIX Short-Term Futures ETN	-23	-10.38%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(l)	Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Rolls-Royce Holdings PLC	-992	-2	-0.63%
Uber Technologies Inc	-38	-2	-0.57%
Cheniere Energy Inc	17	2	0.57%
Occidental Petroleum Corp	-56	-2	-0.56%
Seattle Genetics Inc	-10	-2	-0.55%
M&T Bank Corp	-11	-2	-0.55%
EOG Resources Inc	-20	-2	-0.55%
Valero Energy Corp	-23	-2	-0.54%
Vail Resorts Inc	5	2	0.54%
Citizens Financial Group Inc	-35	-2	-0.54%
Regions Financial Corp	-76	-2	-0.54%
The Mosaic Co	-45	-2	-0.54%
Carnival Corp	-64	-2	-0.54%
ABN AMRO Group NV	-111	-2	-0.54%
Electronic Arts Inc	11	2	0.53%
News Corp	67	2	0.53%
Hewlett Packard Enterprise Co	111	2	0.53%
Live Nation Entertainment Inc	17	2	0.53%
Chevron Corp	16	2	0.53%
KeyCorp	-73	-2	-0.53%
Kinder Morgan Inc	94	2	0.53%
Merck & Co Inc	21	2	0.53%
Commerzbank AG	-236	-2	-0.53%
Huntington Bancshares Inc	-101	-2	-0.52%
Sysco Corp	-20	-2	-0.52%
MGM Resorts International	36	2	0.52%
Liberty Media Corp-Liberty Formula One	30	2	0.52%
Liberty Global PLC	52	2	0.52%
United Rentals Inc	-4	-2	-0.52%
Dell Technologies Inc	15	2	0.52%
Lyft Inc	-29	-2	-0.52%
Paychex Inc	14	2	0.52%
American Express Co	-9	-2	-0.52%
Marriott International Inc	10	2	0.52%
Assicurazioni Generali SpA	72	2	0.52%
Lincoln National Corp	-22	-2	-0.52%
Ricoh Co Ltd	-150	-2	-0.52%
Vornado Realty Trust	-37	-2	-0.51%
Aramark	47	2	0.51%
Lear Corp	10	2	0.51%
Booking Holdings Inc	1	2	0.51%
Molson Coors Brewing Co	-33	-2	-0.51%
Aptiv PLC	10	2	0.51%
Hartford Financial Services Group Inc	-22	-2	-0.51%
WiseTech Global Ltd	-39	-2	-0.51%
Electricite de France SA	-121	-2	-0.51%
Synchrony Financial	-31	-2	-0.51%
Teledyne Technologies Inc	4	2	0.51%
Autoliv Inc	18	2	0.51%
Host Hotels & Resorts Inc	-93	-2	-0.51%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(m)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P500 EMINI FUT Sep21	0	0.00%

(n)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Cash
Canadian Dollar	-36	-11.61%
Norwegian Krone	-29	-9.47%
British Pound	28	9.07%
New Zealand Dollar	23	7.59%
Euro	19	6.14%
Japanese Yen	15	4.81%
Swiss Franc	15	4.75%
Australian Dollar	-2	-0.76%
Swedish Krona	0	0.06%

See notes to unaudited consolidated schedule of investments.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—62.5%
Alliance Data Systems Corp., 4.8%, 12/15/24	(d)	Diversified Financial Services	$214	$220	$219
B&G Foods, Inc., 5.3%, 4/1/25		Food	27	28	28
Bausch Health Companies, Inc., 6.1%, 4/15/25	(d)	Pharmaceuticals	146	149	149
Boxer Parent Companies, Inc., 9.1%, 3/1/26	(d)	Software	40	42	42
Cincinnati Bell, Inc., 8.0%, 10/15/25	(d)	Telecommunications	100	106	104
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	92	93	94
CoreCivic, Inc., 8.3%, 4/15/26		Commercial Services	31	31	32
Dave & Buster's, Inc., 7.6%, 11/1/25	(d)	Retail	7	8	8
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	194	200	199
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	165	173	173
Flex Acquisition Co., Inc., 7.9%, 7/15/26	(d)	Packaging & Containers	51	54	53
Ford Motor Credit Co. LLC, 5.1%, 6/16/25		Auto Manufacturers	150	161	163
Fortress Transportation and Infrastructure Investors LLC, 9.8%, 8/1/27	(d)	Trucking & Leasing	133	151	151
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	75	71	76
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.5%, 6/1/26	(d)	Food	61	63	63
HUB International Ltd., 7.0%, 5/1/26	(d)	Insurance	100	104	104
Intelsat Jackson Holdings SA, 8.0%, 2/15/24	(d) (e)	Telecommunications	50	51	51
Jacobs Entertainment, Inc., 7.9%, 2/1/24	(d)	Entertainment	10	10	10
KAR Auction Services, Inc., 5.1%, 6/1/25	(d)	Distribution/Wholesale	214	218	217
Lannett Co., Inc., 7.8%, 4/15/26	(d)	Pharmaceuticals	35	35	32
Maxim Crane Works Holdings Capital LLC, 10.1%, 8/1/24	(d)	Machinery-Diversified	91	94	93
Modulaire Global Finance 2 Plc, 10.0%, 8/15/23	(d)	Storage/Warehousing	19	19	20
Modulaire Global Finance Plc, 8.0%, 2/15/23	(d)	Commercial Services	222	226	227
Mohegan Gaming & Entertainment, 8.0%, 2/1/26	(d)	Entertainment	119	125	124
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	55	57	57
New Home Co., Inc., 7.3%, 10/15/25	(d)	Home Builders	177	184	186
Pactiv LLC, 8.0%, 12/15/25		Packaging & Containers	160	178	180
Prime Healthcare Services, Inc., 7.3%, 11/1/25	(d)	Healthcare-Services	51	53	55
RLJ Lodging Trust LP, 3.8%, 7/1/26	(d)	Real Estate Investment Trusts	124	125	125
RP Escrow Issuer LLC, 5.3%, 12/15/25	(d)	Healthcare-Services	122	126	126
SeaWorld Parks & Entertainment, Inc., 8.8%, 5/1/25	(d)	Entertainment	65	70	70
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	73	81	82
Starwood Property Trust, Inc., 3.6%, 7/15/26	(d)	Real Estate Investment Trusts	187	190	189
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.6%, 3/1/24	(d)	Home Builders	150	159	162
Triumph Group, Inc., 8.9%, 6/1/24	(d)	Aerospace/Defense	142	156	156
US Acute Care Solutions LLC, 6.4%, 3/1/26	(d)	Healthcare-Services	120	124	127
WASH Multifamily Acquisition, Inc., 5.8%, 4/15/26	(d)	Home Furnishings	150	155	157
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	155	158	157
Total Corporate Bonds				4,248	4,261
Convertible Bonds—2.4%
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/22		Real Estate Investment Trusts	$24	$23	$24
Apollo Commercial Real Estate Finance, Inc., 5.4%, 10/15/23		Real Estate Investment Trusts	76	75	77

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
RWT Holdings, Inc., 5.8%, 10/1/25		Holding Companies-Diversified	$65	$65	$67
Total Convertible Bonds				163	168

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—34.3%
State Street Institutional Liquid Reserves Fund - Premier Class	(f)	0.04%	2,336,055	$2,337	$2,336
Total Short-Term Investments				2,337	2,336
TOTAL INVESTMENTS—99.2%				$6,748	6,765
Other Assets in Excess of Liabilities—0.8%					53
Net Assets—100.0%					$6,818

Total Return Index Swaps(g)—(0.2)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	Fixed Rate of 0.20%	Total return on BofA Merrill Lynch Short Upside Vol Index(h)	USD	352	2/25/22	Quarterly	$—	$1	$1	$—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays Equity Intraday Momentum Index(i)	USD	546	2/23/22	Quarterly	—	(2)	—	2
Deutsche Bank AG	0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities Index(j)	USD	1,790	12/31/21	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry Series 01 Excess Return Strategy Index(k)	USD	694	1/4/22	Quarterly	—	(17)	—	17
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Macro Index VA01(l)	USD	1,386	2/22/22	Quarterly	—	44	44	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Calls-vs-Calls US Series 2 Excess Return Strategy Index(m)	USD	733	11/13/21	Quarterly	—	(12)	—	12

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Systematic Skew US Series 1D Excess Return Strategy Index(n)	USD	380	11/13/21	Quarterly	$—	$5	$5	$—
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector Index	3 Month LIBOR - 0.25%(o)	USD	579	11/16/21	Quarterly	—	7	7	—
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector Index(p)	USD	691	11/16/21	Quarterly	—	(15)	—	15
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Sustainable Div Non-US Index(q)	USD	1,007	3/31/22	Quarterly	—	(1)	—	1
Nomura Securities Co., Ltd.	0.00%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(r)	USD	7,000	1/4/22	Quarterly	—	(33)	—	33
Nomura Securities Co., Ltd.	1 Month LIBOR + 0.40%	Total return on Wolfe Neutralized Div Yield Long Basket Index(s)	USD	2,136	3/11/22	Quarterly	—	(60)	—	60
Nomura Securities Co., Ltd.	Total return on Wolfe Neutralized Div Yield Short Basket Index	1 Month LIBOR - 0.10%(t)	USD	2,249	3/11/22	Quarterly	—	56	56	—
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(u)	USD	1,050	2/18/22	N/A	—	12	12	—
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(v)	USD	350	2/24/22	Quarterly	—	2	2	—
Total Total Return Index Swaps							$—	$(13)	$127	$140

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of September 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,858, which represents approximately 56.5% of net assets as of September 30, 2021.

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(e)	Security is in default.

(f)	Rate represents the seven-day yield as of September 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(g)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(h)	Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

Top Underlying Components	Notional	Percentage of Notional
Cash
United States Dollar	353	100.00%
Index
SPX Index	0	0.06%
Options
SPX US 10/15/21 C4890 Index	0	-0.02%
SPX US 10/15/21 C4455 Index	0	0.00%
SPX US 10/15/21 C4460 Index	0	0.00%
SPX US 10/15/21 C4465 Index	0	0.00%
SPX US 10/15/21 C4510 Index	0	0.00%
SPX US 10/15/21 C4515 Index	0	0.00%
SPX US 10/15/21 C4470 Index	0	0.00%
SPX US 10/15/21 C4475 Index	0	0.00%
SPX US 10/15/21 C4565 Index	0	0.00%
SPX US 10/15/21 C4520 Index	0	0.00%
SPX US 10/15/21 C4570 Index	0	0.00%
SPX US 10/15/21 C4480 Index	0	0.00%
SPX US 10/15/21 C4525 Index	0	0.00%
SPX US 10/15/21 C4505 Index	0	0.00%
SPX US 10/15/21 C4575 Index	0	0.00%
SPX US 10/15/21 C4590 Index	0	0.00%
SPX US 10/15/21 C4585 Index	0	0.00%
SPX US 10/15/21 C4545 Index	0	0.00%
SPX US 10/15/21 C4595 Index	0	0.00%
SPX US 10/15/21 C4530 Index	0	0.00%
SPX US 10/15/21 C4580 Index	0	0.00%
SPX US 10/15/21 C4485 Index	0	0.00%
SPX US 10/15/21 C4560 Index	0	0.00%
SPX US 10/15/21 C4550 Index	0	0.00%
SPX US 10/15/21 C4535 Index	0	0.00%
SPX US 10/15/21 C4600 Index	0	0.00%
SPX US 10/15/21 C4490 Index	0	0.00%
SPX US 10/15/21 C4605 Index	0	0.00%
SPX US 10/15/21 C4555 Index	0	0.00%
SPX US 10/15/21 C4610 Index	0	0.00%
SPX US 10/15/21 C4625 Index	0	0.00%
SPX US 10/15/21 C4540 Index	0	0.00%
SPX US 10/15/21 C4495 Index	0	0.00%
SPX US 10/15/21 C4620 Index	0	0.00%
SPX US 10/15/21 C4615 Index	0	0.00%
SPX US 10/15/21 C4650 Index	0	0.00%
SPX US 10/15/21 C4630 Index	0	0.00%
SPX US 10/15/21 C4500 Index	0	0.00%
SPX US 10/15/21 C4640 Index	0	0.00%
SPX US 10/15/21 C4645 Index	0	0.00%
SPX US 10/15/21 C4635 Index	0	0.00%
SPX US 10/15/21 C4660 Index	0	0.00%
SPX US 10/15/21 C4665 Index	0	0.00%
SPX US 10/15/21 C4655 Index	0	0.00%
SPX US 10/15/21 C4680 Index	0	0.00%
SPX US 10/15/21 C4750 Index	0	0.00%
SPX US 10/15/21 C4760 Index	0	0.00%
SPX US 10/15/21 C4705 Index	0	0.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(i)	Aims to capture intraday trends and momentum in the S&P 500.

Top Underlying Components	Notional	Percentage of Notional
Index
Barclays Equity Intraday Momentum Index	544	100.00%

(j)	Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias USD	167	9.32%
CDX.NA.HY 5Y Long Excess Return	162	9.07%
Deutsche Bank Duration Bias EUR	162	9.05%
ITRX XOVER CDSI S34 5Y Corp	157	8.76%
Deutsche Bank Duration Bias JPY	93	5.19%
Deutsche Bank Duration Bias GBP	71	3.94%
EONIA Total Return Index	0	-0.01%
Fed Funds Effective Rate Total Return Index	0	-0.01%
Futures
FTSE 100 IDX FUT Dec21	116	6.49%
NIKKEI 225 (OSE) Dec21	90	5.03%
EURO STOXX 50 Dec21	46	2.56%
S&P500 EMINI FUT Dec21	42	2.34%
MSCI EmgMkt Dec21	17	0.97%
Currency
Euro	-60	-3.34%
Brazil Real	30	1.65%
China Offshore Spot	30	1.65%
Hungarian Forint	30	1.65%
Mexican Peso	30	1.65%
Polish Zloty	30	1.65%
Russian Ruble	30	1.65%
Singapore Dollar	30	1.65%
South African Rand	30	1.65%
South Korean Won	30	1.65%
Taiwan Dollar	30	1.65%
Turkish Lira	30	1.65%
Japanese Yen	-25	-1.37%
Australian Dollar	-9	-0.51%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(k)	Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
BIST 30 FUTURES Oct21	-126	-18.61%
FTSE/MIB IDX FUT Dec21	117	17.26%
FTSE/JSE TOP 40 Dec21	-113	-16.71%
AMSTERDAM IDX FUT Oct21	101	14.96%
SET50 FUTURES Dec21	77	11.30%
SWISS MKT IX FUTR Dec21	-75	-11.07%
NASDAQ 100 E-MINI Dec21	-74	-10.90%
HSCEI Futures Oct21	-70	-10.27%
S&P/TSX 60 IX FUT Dec21	69	10.22%
TOPIX INDX FUTR Dec21	51	7.55%
E-Mini Russ 2000 Dec21	-46	-6.86%
EURO STOXX 50 Dec21	40	5.84%
IBEX 35 INDX FUTR Oct21	38	5.56%
KOSPI2 INX FUT Dec21	-37	-5.49%
FTSE 100 IDX FUT Dec21	23	3.35%
S&P500 EMINI FUT Dec21	-22	-3.28%
FTSE Taiwan Index Oct21	17	2.47%
MSCI EmgMkt Dec21	15	2.21%
SPI 200 FUTURES Oct21	-10	-1.52%
HANG SENG IDX FUT Oct21	8	1.11%
CAC40 10 EURO FUT Oct21	5	0.71%
Currency
Japanese Yen	0	0.00%
Swiss Franc	0	0.00%
British Pound	0	0.00%
United States Dollar	0	0.00%
Euro	0	0.00%

(l)	Aims to take advantage of the convergence in the performance of bonds with higher vs. lower real yields across G8 government bonds.

Top Underlying Components	Notional	Percentage of Notional
Futures
LONG GILT FUTURE Dec21	-985	-68.91%
EURO-BUND FUTURE Dec21	-819	-57.29%
US 10YR NOTE (CBT)Dec21	-544	-38.03%
AUST 10Y BOND FUT Dec21	266	18.61%
Euro-BTP Future Dec21	68	4.77%
CAN 10YR BOND FUT Dec21	58	4.09%
JPN 10Y BOND(OSE) Dec21	0	0.00%
Euro-OAT Future Dec21	0	0.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(m)	Attempts to generate income by selling dislocated single stock calls while offsetting the market risk with a long S&P call.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	1,718	238.26%
AAPL American Call Option	-71	-9.81%
PFE American Call Option	-53	-7.35%
ACN American Call Option	-51	-7.09%
AMZN American Call Option	-50	-6.96%
PEP American Call Option	-50	-6.90%
TJX American Call Option	-46	-6.43%
NKE American Call Option	-46	-6.33%
SCHW American Call Option	-46	-6.32%
UNH American Call Option	-45	-6.23%
ORCL American Call Option	-43	-6.00%
GOOG American Call Option	-42	-5.87%
ADBE American Call Option	-38	-5.27%
BLK American Call Option	-36	-4.98%
MSFT American Call Option	-35	-4.92%
WFC American Call Option	-35	-4.79%
USB American Call Option	-33	-4.56%
MU American Call Option	-30	-4.21%
XOM American Call Option	-29	-4.06%
UPS American Call Option	-29	-3.99%
AMAT American Call Option	-28	-3.83%
MS American Call Option	-28	-3.82%
DIS American Call Option	-27	-3.81%
NVDA American Call Option	-27	-3.80%
CCI American Call Option	-26	-3.64%
FB American Call Option	-24	-3.27%
AMT American Call Option	-22	-3.11%
PLD American Call Option	-22	-3.07%
COST American Call Option	-21	-2.87%
DHR American Call Option	-21	-2.86%
MA American Call Option	-18	-2.55%
BAC American Call Option	-18	-2.51%
TMO American Call Option	-18	-2.45%
ZTS American Call Option	-18	-2.43%
CAT American Call Option	-17	-2.42%
BKNG American Call Option	-17	-2.42%
ABBV American Call Option	-17	-2.37%
AMD American Call Option	-17	-2.35%
CRM American Call Option	-16	-2.25%
COP American Call Option	-16	-2.25%
CMCSA American Call Option	-16	-2.24%
RTX American Call Option	-16	-2.24%
LRCX American Call Option	-16	-2.17%
TGT American Call Option	-15	-2.14%
SHW American Call Option	-15	-2.09%
CVX American Call Option	-15	-2.05%
SPGI American Call Option	-15	-2.05%
SYK American Call Option	-14	-1.99%
MDLZ American Call Option	-14	-1.97%
Cash
United States Dollar	25	3.53%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(n)	Seeks to capture the risk premium associated with selling equity puts while buying equity calls. Delta and gamma hedges daily to reduce market and volatility premium exposures.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	1,062	276.03%
SPX EQ Forward	-795	-206.68%
Cash
United States Dollar	18	4.74%

(o)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Range Resources Corp	-659	-15	-2.61%
Occidental Petroleum Corp	-448	-13	-2.32%
Cheniere Energy Inc	-133	-13	-2.27%
Lyft Inc	-242	-13	-2.27%
Uber Technologies Inc	-288	-13	-2.26%
Apache Corp	-600	-13	-2.25%
Halliburton Co	-582	-13	-2.20%
Alcoa Corp	-255	-12	-2.18%
Delta Air Lines Inc	-292	-12	-2.18%
American Airlines Group Inc	-604	-12	-2.17%
PG&E Corp	-1,286	-12	-2.16%
Southwest Airlines Co	-240	-12	-2.16%
EQT Corp	-601	-12	-2.15%
Jones Lang LaSalle Inc	-49	-12	-2.13%
The Boeing Co	-54	-12	-2.08%
Host Hotels & Resorts Inc	-721	-12	-2.06%
PBF Energy Inc	-899	-12	-2.04%
Axalta Coating Systems Ltd	-397	-12	-2.03%
Transocean Ltd	-2,956	-11	-1.96%
Colfax Corp	-243	-11	-1.95%
Continental Resources Inc	-241	-11	-1.95%
Weyerhaeuser Co	-313	-11	-1.95%
Sunrun Inc	-252	-11	-1.94%
Ball Corp	-122	-11	-1.92%
Ecolab Inc	-53	-11	-1.92%
Roper Technologies Inc	-24	-11	-1.91%
American Water Works Co Inc	-64	-11	-1.89%
Equinix Inc	-14	-11	-1.89%
NextEra Energy Inc	-138	-11	-1.89%
Park Hotels & Resorts Inc	-564	-11	-1.89%
Prologis Inc	-86	-11	-1.89%
The Sherwin-Williams Co	-39	-11	-1.89%
Generac Holdings Inc	-26	-11	-1.88%
SBA Communications Corp	-33	-11	-1.88%
XPO Logistics Inc	-135	-11	-1.88%
American Homes 4 Rent	-280	-11	-1.87%
American Tower Corp	-40	-11	-1.84%
National Oilwell Varco Inc	-802	-11	-1.84%
Trex Co Inc	-103	-10	-1.83%
CACI International Inc	-38	-10	-1.72%
JetBlue Airways Corp	-606	-9	-1.62%
Berry Global Group Inc	-145	-9	-1.54%
Spirit AeroSystems Holdings Inc	-197	-9	-1.52%
Eagle Materials Inc	-64	-8	-1.48%
Xcel Energy Inc	-134	-8	-1.46%
HEICO Corp	-62	-8	-1.42%
Evoqua Water Technologies Corp	-207	-8	-1.36%
Sensata Technologies Holding PLC	-140	-8	-1.34%
TransUnion	-63	-7	-1.23%
Old Dominion Freight Line Inc	-21	-6	-1.04%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(p)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Callon Petroleum Co	379	19	2.75%
Avis Budget Group Inc	158	18	2.72%
Antero Resources Corp	971	18	2.70%
Huntsman Corp	558	17	2.44%
ONEOK Inc	281	16	2.41%
The Williams Cos Inc	597	15	2.29%
Kinder Morgan Inc	914	15	2.26%
United Technologies Corp	177	15	2.25%
General Dynamics Corp	74	15	2.15%
LyondellBasell Industries NV	154	14	2.14%
Lockheed Martin Corp	42	14	2.13%
CH Robinson Worldwide Inc	165	14	2.12%
Cummins Inc	63	14	2.10%
Edison International	254	14	2.08%
PACCAR Inc	178	14	2.08%
Medical Properties Trust Inc	694	14	2.06%
International Paper Co	248	14	2.05%
Newmont Mining Corp	255	14	2.05%
SL Green Realty Corp	196	14	2.05%
Dow Inc	240	14	2.04%
PPL Corp	493	14	2.03%
Amcor PLC	1,173	14	2.01%
3M Co	77	13	1.99%
Packaging Corp of America	98	13	1.99%
WP Carey Inc	184	13	1.99%
FirstEnergy Corp	376	13	1.98%
Omega Healthcare Investors Inc	443	13	1.96%
MGM Growth Properties LLC	334	13	1.89%
Iron Mountain Inc	276	12	1.77%
Gevo Inc	1,732	12	1.70%
FuelCell Energy Inc	1,567	10	1.55%
SM Energy Co	387	10	1.51%
ManpowerGroup Inc	94	10	1.50%
Centennial Resource Development Inc	1,504	10	1.49%
OGE Energy Corp	291	10	1.42%
AGCO Corp	78	10	1.41%
Hubbell Inc	52	9	1.38%
Vornado Realty Trust	205	9	1.27%
Huntington Ingalls Industries Inc	44	9	1.26%
Spirit Realty Capital Inc	185	9	1.26%
The Southern Co	130	8	1.19%
Equitrans Midstream Corp	781	8	1.17%
Fastenal Co	152	8	1.16%
Tanger Factory Outlet Centers Inc	477	8	1.15%
MSC Industrial Direct Co Inc	95	8	1.13%
Antero Midstream Corp	708	7	1.09%
EnLink Midstream LLC	1,022	7	1.03%
The Chemours Co	237	7	1.02%
Gaming and Leisure Properties Inc	149	7	1.02%
Ryder System Inc	82	7	1.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(q)	Long basket of stocks most likely to continue paying dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Nordea Bank Abp	535	7	0.69%
KBC Group NV	76	7	0.68%
DNB Bank ASA	298	7	0.68%
Raiffeisen Bank International AG	258	7	0.67%
Industria de Diseno Textil SA	184	7	0.67%
Atos SE	125	7	0.66%
AstraZeneca PLC	55	7	0.66%
Swedbank AB	326	7	0.66%
Skandinaviska Enskilda Banken AB	463	7	0.66%
GEA Group AG	142	7	0.65%
Telefonica Deutschland Holding AG	2,273	6	0.64%
Koninklijke Ahold Delhaize NV	194	6	0.64%
Daimler AG	73	6	0.64%
BNP Paribas SA	100	6	0.64%
Barclays PLC	2,517	6	0.64%
Evraz PLC	799	6	0.64%
Koninklijke Philips NV	144	6	0.63%
ACS Actividades de Construccion y Servicios SA	233	6	0.63%
Tele2 AB	427	6	0.63%
Eiffage SA	62	6	0.63%
Siemens AG	38	6	0.63%
DCC PLC	76	6	0.63%
Suez	277	6	0.63%
Telefonaktiebolaget LM Ericsson	555	6	0.63%
Ferguson PLC	45	6	0.62%
Yara International ASA	125	6	0.62%
Diageo PLC	128	6	0.62%
Koninklijke KPN NV	1,975	6	0.62%
RELX PLC	214	6	0.62%
Orion Oyj	156	6	0.62%
Faurecia SA	131	6	0.62%
Volvo AB	270	6	0.62%
Essity AB	199	6	0.61%
Nestle SA	51	6	0.61%
Svenska Handelsbanken AB	548	6	0.61%
Swisscom AG	11	6	0.61%
Proximus SADP	310	6	0.61%
The Sage Group PLC	642	6	0.61%
Volvo AB	269	6	0.61%
Imperial Brands PLC	41	6	0.61%
Elisa OYJ	98	6	0.61%
Thales SA	62	6	0.60%
BAE Systems PLC	798	6	0.60%
SSE PLC	287	6	0.60%
Securitas AB	382	6	0.60%
Telenor ASA	360	6	0.60%
BASF SE	79	6	0.60%
Unilever PLC	112	6	0.60%
Henkel AG & Co KGaA	70	6	0.60%
SGS SA	2	6	0.60%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(r)	Basket of indices comprised of Interest Rate Swaps in G11 currencies based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Interest Rate Swaps
IRS Rec 5Y in USD	2,620	37.61%
IRS Rec 1Y in USD	2,495	35.82%
IRS 2Y NZD S 1-0	-1,812	-26.01%
IRS 2Y NOK S 1-0	-1,629	-23.39%
IRS Rec 10Y in USD	952	13.66%
IRS Rec 2Y in GBP	-717	-10.29%
IRS 10Y SEK S 1-0	-714	-10.26%
IRS 5Y DKK S 1-0	-609	-8.74%
IRS 10Y DKK S 1-0	-532	-7.63%
IRS 2Y CHF S 1-0	528	7.58%
IRS Rec 20Y in EUR	-522	-7.49%
IRS Rec 30Y in EUR	-446	-6.40%
IRS Rec 1Y in JPY	356	5.11%
IRS Rec 1Y in EUR	354	5.08%
IRS Rec 20Y in USD	222	3.18%
IRS Rec 10Y in EUR	-191	-2.74%
IRS Rec 2Y in USD	179	2.56%
IRS Rec 2Y in EUR	176	2.53%
Currency
New Zealand Dollar	1,961	28.14%
Norwegian Krone	1,777	25.51%
Danish Krone	1,140	16.37%
British Pound	1,007	14.45%
Swiss Franc	-669	-9.60%
Swedish Krona	605	8.68%
Japanese Yen	-534	-7.67%
Australian Dollar	-339	-4.86%
Euro	277	3.98%
Canadian Dollar	70	1.00%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(s)	Long basket of US stocks that pay high dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Gilead Sciences Inc	461	32	1.55%
ONEOK Inc	531	31	1.48%
The Progressive Corp	305	28	1.33%
Philip Morris International Inc	290	27	1.32%
LyondellBasell Industries NV	280	26	1.26%
The Southern Co	392	24	1.17%
CSX Corp	811	24	1.16%
Iron Mountain Inc	534	23	1.12%
3M Co	132	23	1.12%
International Business Machine Corp	165	23	1.11%
People's United Financial Inc	1,308	23	1.10%
Simon Property Group Inc	174	23	1.09%
CME Group Inc	114	22	1.06%
AbbVie Inc	204	22	1.06%
Analog Devices Inc	131	22	1.06%
Regency Centers Corp	323	22	1.05%
Prudential Financial Inc	207	22	1.05%
Altria Group Inc	439	20	0.96%
Lockheed Martin Corp	57	20	0.95%
United Technologies Corp	223	19	0.92%
Newell Brands Inc	849	19	0.91%
Broadcom Inc	38	18	0.89%
Paychex Inc	163	18	0.88%
Newmont Mining Corp	336	18	0.88%
Dow Inc	313	18	0.87%
Vornado Realty Trust	427	18	0.87%
Regions Financial Corp	836	18	0.86%
Darden Restaurants Inc	115	17	0.84%
PPL Corp	624	17	0.84%
Garmin Ltd	111	17	0.83%
Federal Realty Investment Trust	145	17	0.83%
HP Inc	625	17	0.82%
NetApp Inc	187	17	0.81%
Huntington Bancshares Inc	1,082	17	0.81%
CF Industries Holdings Inc	297	17	0.80%
General Dynamics Corp	84	16	0.79%
Pinnacle West Capital Corp	223	16	0.78%
Comerica Inc	197	16	0.76%
Hewlett Packard Enterprise Co	1,100	16	0.76%
Edison International	278	15	0.74%
Kinder Morgan Inc	917	15	0.74%
The Williams Cos Inc	587	15	0.73%
Principal Financial Group Inc	236	15	0.73%
Merck & Co Inc	200	15	0.72%
Duke Energy Corp	154	15	0.72%
Pfizer Inc	349	15	0.72%
Tapestry Inc	402	15	0.72%
Eaton Corp PLC	98	15	0.71%
United Parcel Service Inc	80	15	0.71%
Consolidated Edison Inc	201	15	0.70%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(t)	Short basket of US stocks that neutralize market and factor risk of the long basket.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
National Oilwell Varco Inc	-2,563	-34	-1.53%
MGM Resorts International	-772	-33	-1.52%
Apache Corp	-1,497	-32	-1.46%
Loews Corp	-552	-30	-1.36%
First Republic Bank	-151	-29	-1.33%
Halliburton Co	-1,330	-29	-1.31%
Occidental Petroleum Corp	-964	-29	-1.30%
Southwest Airlines Co	-537	-28	-1.26%
Fortive Corp	-339	-24	-1.09%
Textron Inc	-338	-24	-1.08%
Torchmark Corp	-253	-23	-1.03%
PerkinElmer Inc	-125	-22	-0.99%
SBA Communications Corp	-64	-21	-0.97%
Host Hotels & Resorts Inc	-1,302	-21	-0.97%
Wabtec Corp	-246	-21	-0.97%
Thermo Fisher Scientific Inc	-37	-21	-0.95%
Wynn Resorts Ltd	-245	-21	-0.95%
The Kroger Co	-504	-20	-0.93%
Marriott International Inc	-133	-20	-0.90%
Wells Fargo & Co	-422	-20	-0.89%
Atmos Energy Corp	-222	-20	-0.89%
Hilton Worldwide Holdings Inc	-148	-19	-0.89%
General Electric Co	-188	-19	-0.88%
Equinix Inc	-23	-18	-0.84%
Domino's Pizza Inc	-38	-18	-0.83%
Church & Dwight Co Inc	-218	-18	-0.82%
Fox Corp	-449	-18	-0.82%
MSCI Inc	-29	-18	-0.81%
Arconic Inc	-570	-18	-0.81%
Moody's Corp	-49	-17	-0.79%
DXC Technology Co	-515	-17	-0.79%
Global Payments Inc	-109	-17	-0.78%
WR Berkley Corp	-230	-17	-0.77%
CenterPoint Energy Inc	-681	-17	-0.76%
PVH Corp	-161	-17	-0.76%
Ball Corp	-183	-17	-0.75%
The Charles Schwab Corp	-226	-16	-0.75%
Xcel Energy Inc	-260	-16	-0.74%
Roper Technologies Inc	-36	-16	-0.74%
Activision Blizzard Inc	-207	-16	-0.73%
Fox Corp	-428	-16	-0.72%
Qorvo Inc	-94	-16	-0.72%
Bank of America Corp	-368	-16	-0.71%
Ameren Corp	-193	-16	-0.71%
American Tower Corp	-58	-15	-0.71%
McCormick & Co Inc	-190	-15	-0.70%
The Cooper Cos Inc	-37	-15	-0.70%
Eversource Energy	-183	-15	-0.68%
American Water Works Co Inc	-89	-15	-0.68%
Aon PLC	-52	-15	-0.68%

See notes to unaudited consolidated financial statements.

FS Alternative Income Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(in thousands, except share and per share amounts)

(u)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivatives
1y Forward 5y20y Straddle	531	50.02%
1y Forward 3y7y Straddle	266	25.01%
1y Forward 1y7y Straddle	143	13.47%
1y Forward 10y20y Straddle	123	11.54%

(v)	Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 10/01/21 P4215 Index	66	6.22%
SPXW US 10/01/21 P4145 Index	33	3.11%
SPXW US 10/04/21 P4155 Index	33	3.11%
SPXW US 10/04/21 P4095 Index	22	2.08%
SPXW US 10/06/21 P4060 Index	22	2.07%
SPXW US 10/01/21 P4200 Index	22	2.03%

See notes to unaudited consolidated financial statements.

FS Chiron Real Asset Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(b)
Common Stocks—56.6%
AGCO Corp.		Machinery-Diversified	1,976	$243	$242
Aker Carbon Capture ASA	(c)	Energy-Alternate Sources	73,305	204	231
ANDRITZ AG		Machinery-Diversified	4,474	251	245
Anglo American Plc		Mining	7,835	273	277
Applied Materials, Inc.		Semiconductors	1,819	247	234
ASML Holding N.V.		Semiconductors	289	246	216
Assicurazioni Generali SpA		Insurance	12,259	253	261
Aurizon Holdings Ltd.		Transportation	92,350	251	253
Avantor, Inc.	(c)	Healthcare-Products	4,668	198	191
Baker Hughes Co.		Oil & Gas Services	13,406	315	332
Barrick Gold Corp.		Mining	24,065	449	434
British American Tobacco Plc		Agriculture	8,910	327	313
Broadcom, Inc.		Semiconductors	498	246	241
Bunge Ltd.		Agriculture	4,569	371	372
Capgemini SE		Computers	1,132	253	236
Chubu Electric Power Co., Inc.		Electric	26,906	332	319
CME Group, Inc.		Diversified Financial Services	2,038	383	394
Constellation Brands, Inc.		Beverages	2,430	514	512
Corning, Inc.		Telecommunications	6,627	251	242
Deere & Co.		Machinery-Diversified	914	317	306
Deutsche Boerse AG		Diversified Financial Services	1,518	251	247
EOG Resources, Inc.		Oil & Gas	5,129	367	412
Ferrari N.V.		Auto Manufacturers	1,230	262	258
Fomento Economico Mexicano SAB de CV		Beverages	28,228	245	245
Fortinet, Inc.	(c)	Computers	841	251	246
Glencore Plc	(c)	Mining	71,575	313	339
Impala Platinum Holdings Ltd.		Mining	15,193	176	173
LUKOIL PJSC		Oil & Gas	3,390	310	325
McDonald's Corp.		Retail	1,060	254	256
Newmont Corp.		Mining	5,574	304	303
Nomura Real Estate Holdings, Inc.		Real Estate	8,418	223	221
Norsk Hydro ASA		Mining	34,282	254	257
Novatek PJSC		Oil & Gas	779	197	206
NVIDIA Corp.		Semiconductors	1,143	243	237
Occidental Petroleum Corp.		Oil & Gas	13,866	361	410
Pentair Plc		Environmental Control	3,361	253	244
PhosAgro PJSC		Chemicals	9,271	185	207
Porsche Automobil Holding SE		Auto Manufacturers	2,575	249	256
Procter & Gamble Co.		Cosmetics/Personal Care	2,210	316	309
ProPetro Holding Corp.	(c)	Oil & Gas Services	16,389	122	142
Royal Bank of Canada		Banks	2,486	245	247
Royal Dutch Shell Plc		Oil & Gas	30,201	610	671
RWE AG		Electric	8,836	331	313
Sociedad Quimica y Minera de Chile SA		Chemicals	4,879	263	262
Stevanato Group SpA	(c)	Healthcare-Products	4,613	128	117
Teck Resources Ltd.		Mining	13,078	318	326
Telekom Austria AG	(c)	Telecommunications	36,694	318	317
Telstra Corp. Ltd.		Telecommunications	111,364	316	316
UniCredit SpA		Banks	24,470	302	326

See notes to unaudited consolidated schedule of investments.

FS Chiron Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(b)
VICI Properties, Inc.		Real Estate Investment Trusts	8,459	$250	$240
Waste Management, Inc.		Environmental Control	1,642	251	245
Total Common Stocks				14,392	14,524

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(b)
U.S. Treasury & Government Agencies—15.1%
United States Treasury Inflation Protected Security, 0.125%, 7/15/31		Sovereign	1,120,273	$1,245	$1,233
United States Treasury Inflation Protected Security, 0.125%, 4/15/26		Sovereign	1,904,737	2,063	2,063
United States Treasury Inflation Protected Security, 0.125%, 2/15/51		Sovereign	524,215	601	573
Total U.S. Treasury & Government Agencies				3,909	3,869

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—28.0%
State Street Institutional Liquid Reserves Fund - Premier Class	(d)	0.04%	7,173,403	$7,175	$7,175
Total Short-Term Investments				7,175	7,175
TOTAL INVESTMENTS—99.7%				$25,476	$25,568
Other Assets in Excess of Liabilities—0.3%					80
Net Assets—100.0%					$25,648
Total Return Equity Swaps(e)—0.3%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	1 Month LIBOR +0.65%	Total return on Companhia Energetica de Minas Gerais (CEMIG) Equity	USD	250	12/10/22	Quarterly	$—	$(2)	$—	$2
Goldman Sachs International	3 Month LIBOR +0.75%	Total return on CEZ, a.s. Equity	USD	254	6/17/22	Quarterly	—	3	3	—
Goldman Sachs International	3 Month LIBOR +1.15%	Total return on PT United Tractors Tbk. Equity	USD	206	6/17/22	Quarterly	—	50	50	—
Goldman Sachs International	3 Month LIBOR +0.20%	Total return on LG Chem Ltd. Equity	USD	245	6/17/22	Quarterly	—	14	14	—
Goldman Sachs International	3 Month LIBOR +1.15%	Total return on PT Telkom Indonesia (Persero) Tbk. Equity	USD	328	6/17/22	Quarterly	—	14	14	—
Total							$—	$79	$81	$2

See notes to unaudited consolidated schedule of investments.

FS Chiron Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(e)—0.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Macquarie Bank, Ltd.	Fixed Rate of 0.40%	Total return on Macquarie Commodity Flex Basket Index(f)	USD	4,500	10/19/22	Quarterly	$—	$—	$—	$—
Total Total Return Index Swaps							$—	$—	$—	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Security is non-income producing.

(d)	Rate represents the seven-day yield as of September 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(e)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(f)	Attempts to deliver an enhanced commodity exposure relative to traditional commodity indices by introducing off benchmark commodities, deferred curve placement, dynamic commodity selection and dynamic beta.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE FUTURE Dec21	429	9.54%
NATURAL GAS FUTR Dec21	368	8.17%
BRENT CRUDE FUTR Dec22	349	7.76%
CORN FUTURE May22	301	6.69%
SOYBEAN FUTURE May22	282	6.26%
COPPER FUTURE May22	193	4.29%
PALLADIUM FUTURE Dec21	183	4.07%
PLATINUM FUTURE Jan22	179	3.97%
LME COPPER FUTURE May22	172	3.83%
LIVE CATTLE FUTR Apr22	165	3.67%
SUGAR #11 (WORLD) May22	149	3.30%
LME PRI ALUM FUTR May22	146	3.25%
SOYBEAN OIL FUTR May22	143	3.18%
GOLD 100 OZ FUTR Dec21	136	3.01%
SILVER FUTURE Dec21	132	2.92%
GASOLINE RBOB FUT Dec21	126	2.80%
NY Harb ULSD Fut Dec21	112	2.49%
Low Su Gasoil G Dec21	105	2.33%
LEAN HOGS FUTURE Apr22	87	1.93%
LME ZINC FUTURE May22	86	1.92%
LME NICKEL FUTURE May22	83	1.84%
COTTON NO.2 FUTR May22	74	1.64%
COCOA FUTURE - IC Dec21	65	1.44%
COCOA FUTURE May22	64	1.42%
MILL WHEAT EURO Dec21	63	1.39%
SGX Iron Ore 62% Nov21	47	1.04%
LME LEAD FUTURE May22	43	0.96%
RAPESEED EURO Nov21	38	0.83%
WHITE SUGAR (ICE) Dec21	37	0.83%
COFF ROBUSTA 10tn Nov21	37	0.81%
WHITE SUGAR (ICE) Mar22	25	0.55%
RAPESEED EURO Feb22	25	0.55%
COFF ROBUSTA 10tn Jan22	24	0.54%

See notes to unaudited consolidated schedule of investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—102.2%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	0.04%	5,344,068	$5,346	$5,345
Total Short-Term Investments				5,346	5,345
TOTAL INVESTMENTS—102.2%				$5,346	5,345
Other Liabilities in Excess Assets—(2.2)%					(113)
Net Assets—100.0%					$5,232

Swaps—(9.8)%

Total Return Index Swaps(d)—(9.8)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1 Month LIBOR + 0.30%	Total return on Novus Barclays Adjustment Long Basket Index(e)	USD	2,897	8/24/22	Quarterly	$—	$(80)	$—	$80
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index(f)	USD	523	1/10/22	N/A	—	19	19	—
Barclays Bank PLC	Total return on Russell 1000 Index Total Return Index(g)	3 Month LIBOR + 0.24%	USD	2,249	2/22/22	N/A	—	(357)	—	357
Barclays Bank PLC	Fixed Rate of - 0.10%	Total return on Novus Barclays Public Ownership HF Conviction Index(h)	USD	5,587	6/17/22	N/A	—	99	99	—
Barclays Bank PLC	Fixed Rate of - 0.35%	Total return on Barclays US Equity Value Market Hedged Index(i)	USD	44	1/10/22	N/A	—	(1)	—	1
Goldman Sachs International	Total return on Russell 1000 Index Total Return Index(j)	3 Month LIBOR + 0.15%	USD	1,852	5/19/22	N/A	—	(65)	—	65
Societe Generale	1 Month LIBOR + 0.52%	Total Return on MSCI USA Select Strong Balance Sheet Gross Return USD Index(k)	USD	1,999	9/26/22	N/A	—	(26)	—	26
Barclays Bank PLC	Total return on Barlcays Short Interest Short Basket Index(l)	Fed Funds Rate - 1.05%	USD	3,434	6/17/22	N/A	—	(100)	—	100
Total Total Return Index Swaps							$—	$(511)	$118	$629

See notes to unaudited Schedule of Investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of September 30, 2021 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of September 30, 2021. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(e)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Notional	Percentage of Notional
Index
Apple Inc	196	6.95%
Alphabet Inc	196	6.94%
Microsoft Corp	193	6.84%
Facebook Inc	137	4.86%
Targa Resources Corp	133	4.72%
Dynatrace Inc	127	4.51%
Apollo Global Management Inc	126	4.47%
Olin Corp	123	4.36%
American Express Co	123	4.36%
Macquarie Infrastructure Corp	121	4.29%
Analog Devices Inc	120	4.26%
ServiceNow Inc	118	4.20%
Nuance Communications Inc	118	4.20%
Amazon.com Inc	117	4.16%
Anthem Inc	116	4.13%
Twitter Inc	112	3.96%
Humana Inc	111	3.94%
L Brands Inc	108	3.84%
Tenet Healthcare Corp	107	3.80%
United Therapeutics Corp	105	3.74%
Peloton Interactive Inc	92	3.28%
Bank of America Corp	61	2.17%
STAAR Surgical Co	57	2.02%

See notes to unaudited Schedule of Investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(f)	Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500 Total Return Index		-470	-86.44%
Common Stock
ONEOK Inc	207	12	2.21%
Comerica Inc	148	12	2.19%
Fox Corp	291	12	2.15%
AutoNation Inc	95	12	2.12%
Tempur Sealy International Inc	247	11	2.11%
Williams-Sonoma Inc	65	11	2.11%
Liberty Global PLC	385	11	2.09%
AutoZone Inc	7	11	2.08%
Jefferies Financial Group Inc	302	11	2.06%
Louisiana-Pacific Corp	179	11	2.02%
Conagra Brands Inc	323	11	2.01%
Crocs Inc	75	11	1.98%
Intel Corp	202	11	1.98%
Omnicom Group Inc	149	11	1.98%
Prudential Financial Inc	102	11	1.98%
Northrop Grumman Corp	30	11	1.96%
Flex Ltd	601	11	1.95%
General Dynamics Corp	54	11	1.95%
Evercore Inc	79	11	1.95%
Oracle Corp	121	11	1.95%
Verizon Communications Inc	195	11	1.94%
HCA Healthcare Inc	43	10	1.93%
Quest Diagnostics Inc	72	10	1.92%
Celanese Corp	69	10	1.91%
Lockheed Martin Corp	30	10	1.91%
Cigna Corp	51	10	1.90%
Cummins Inc	46	10	1.90%
Berkshire Hathaway Inc	38	10	1.89%
HP Inc	375	10	1.89%
Polaris Industries Inc	86	10	1.89%
SLM Corp	583	10	1.89%
eBay Inc	146	10	1.88%
Voya Financial Inc	166	10	1.88%
Arrow Electronics Inc	90	10	1.87%
Altria Group Inc	222	10	1.86%
The Allstate Corp	79	10	1.85%
The JM Smucker Co	84	10	1.85%
LyondellBasell Industries NV	107	10	1.85%
Seagate Technology Holdings PLC	122	10	1.85%
The Western Union Co	497	10	1.85%
Fidelity National Financial Inc	220	10	1.84%
Dow Inc	173	10	1.83%
Aflac Inc	190	10	1.82%
DuPont de Nemours Inc	145	10	1.82%
Owens Corning	114	10	1.80%
Best Buy Co Inc	92	10	1.79%
DaVita Inc	81	9	1.74%
PulteGroup Inc	203	9	1.71%

(g)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Total Return Index	-2,613	-100.00%

See notes to unaudited Schedule of Investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(h)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Upstart Holdings Inc	561	178	3.12%
Palo Alto Networks Inc	288	138	2.43%
WillScott Mobile Mini Holdings Corp	4,204	133	2.34%
Cheniere Energy Inc	1,353	132	2.32%
Netflix Inc	212	129	2.27%
Uber Technologies Inc	2,866	128	2.26%
Booking Holdings Inc	54	127	2.24%
salesforce.com Inc	450	122	2.14%
TransDigm Group Inc	193	121	2.12%
Guidewire Software Inc	1,009	120	2.11%
Aon PLC	417	119	2.09%
Builders FirstSource Inc	2,300	119	2.09%
CarMax Inc	927	119	2.09%
Amazon.com Inc	36	117	2.06%
The Blackstone Group LP	999	116	2.04%
The Charles Schwab Corp	1,591	116	2.04%
Micron Technology Inc	1,621	115	2.02%
Mastercard Inc	324	113	1.98%
GoDaddy Inc	1,617	113	1.98%
Wells Fargo & Co	2,420	112	1.97%
Visa Inc	500	111	1.96%
NVIDIA Corp	538	111	1.96%
Berkshire Hathaway Inc	407	111	1.95%
The Walt Disney Co	657	111	1.95%
Alphabet Inc	42	111	1.95%
eBay Inc	1,592	111	1.95%
Apple Inc	782	111	1.95%
Elastic NV	741	110	1.94%
Moody's Corp	309	110	1.93%
Lithia Motors Inc	346	110	1.93%
PayPal Holdings Inc	421	110	1.93%
The Progressive Corp	1,203	109	1.91%
Facebook Inc	320	109	1.91%
American Tower Corp	409	108	1.91%
Microsoft Corp	384	108	1.90%
Pinterest Inc	2,120	108	1.90%
Liberty Broadband Corp	623	108	1.89%
Crown Holdings Inc	1,067	107	1.89%
Fiserv Inc	988	107	1.89%
Charter Communications Inc	147	107	1.87%
Twilio Inc	333	106	1.87%
T-Mobile US Inc	823	105	1.85%
Zillow Group Inc	1,191	105	1.85%
Square Inc	435	104	1.84%
Wayfair Inc	405	103	1.82%
Roku Inc	328	103	1.81%
Adobe Inc	178	103	1.80%
Carvana Co	329	99	1.75%
Herbalife Nutrition Ltd	2,343	99	1.75%
Altice USA Inc	4,067	84	1.48%

See notes to unaudited Schedule of Investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(i)	Long position in a basket of US stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500 Total Return Index		-37	-86.43%
Common Stock
ONEOK Inc	16	1	2.21%
Comerica Inc	12	1	2.19%
Fox Corp	23	1	2.15%
AutoNation Inc	7	1	2.12%
Tempur Sealy International Inc	20	1	2.11%
Williams-Sonoma Inc	5	1	2.11%
Liberty Global PLC	30	1	2.09%
AutoZone Inc	1	1	2.08%
Jefferies Financial Group Inc	24	1	2.06%
Louisiana-Pacific Corp	14	1	2.02%
Conagra Brands Inc	26	1	2.01%
Crocs Inc	6	1	1.98%
Intel Corp	16	1	1.98%
Omnicom Group Inc	12	1	1.98%
Prudential Financial Inc	8	1	1.98%
Northrop Grumman Corp	2	1	1.96%
Flex Ltd	47	1	1.95%
General Dynamics Corp	4	1	1.95%
Evercore Inc	6	1	1.95%
Oracle Corp	10	1	1.95%
Verizon Communications Inc	15	1	1.94%
HCA Healthcare Inc	3	1	1.93%
Quest Diagnostics Inc	6	1	1.92%
Celanese Corp	5	1	1.91%
Lockheed Martin Corp	2	1	1.91%
Cigna Corp	4	1	1.90%
Cummins Inc	4	1	1.90%
Berkshire Hathaway Inc	3	1	1.89%
HP Inc	30	1	1.89%
Polaris Industries Inc	7	1	1.89%
SLM Corp	46	1	1.89%
eBay Inc	12	1	1.88%
Voya Financial Inc	13	1	1.88%
Arrow Electronics Inc	7	1	1.87%
Altria Group Inc	18	1	1.86%
The Allstate Corp	6	1	1.85%
The JM Smucker Co	7	1	1.85%
LyondellBasell Industries NV	8	1	1.85%
Seagate Technology Holdings PLC	10	1	1.85%
The Western Union Co	39	1	1.85%
Fidelity National Financial Inc	17	1	1.84%
Dow Inc	14	1	1.83%
Aflac Inc	15	1	1.82%
DuPont de Nemours Inc	11	1	1.82%
Owens Corning	9	1	1.80%
Best Buy Co Inc	7	1	1.79%
DaVita Inc	6	1	1.74%
PulteGroup Inc	16	1	1.71%
Steel Dynamics Inc	12	1	1.68%

See notes to unaudited Schedule of Investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(j)	Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Common Stock
Russell 1000 Total Return Index	-1,920	-100.00%

(k)	Identifies the highest quality companies within the small cap universe to deliver better risk-adjusted returns compared to the Russell 2000.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Ambarella Inc	81	13	0.64%
Acceleron Pharma Inc	65	11	0.56%
Axsome Therapeutics Inc	325	11	0.54%
Allakos Inc	97	10	0.52%
SPS Commerce Inc	63	10	0.52%
Corvel Corp	52	10	0.49%
Mirati Therapeutics Inc	55	10	0.49%
Semtech Corp	122	10	0.48%
ICU Medical Inc	41	10	0.48%
Arena Pharmaceuticals Inc	160	10	0.48%
Intra-Cellular Therapies Inc	254	9	0.48%
nCino Inc	132	9	0.48%
Hill-Rom Holdings Inc	62	9	0.47%
Eagle Pharmaceuticals Inc	164	9	0.46%
Mesa Laboratories Inc	30	9	0.46%
Madison Square Garden Sports Corp	49	9	0.46%
Allegro MicroSystems Inc	285	9	0.46%
Exelixis Inc	427	9	0.46%
Progyny Inc	161	9	0.46%
Hostess Brands Inc	518	9	0.46%
Cargurus Inc	287	9	0.46%
Lattice Semiconductor Corp	139	9	0.46%
Jamf Holding Corp	233	9	0.45%
Guardant Healther Inc	71	9	0.45%
Entegris Inc	70	9	0.45%
Encore Wire Corp	93	9	0.45%
Karuna Therapeutics Inc	72	9	0.45%
Balchem Corp	61	9	0.45%
Blueprint Medicines Corp	85	9	0.44%
Progress Software Corp	178	9	0.44%
Vicor Corp	65	9	0.44%
Loral Space & Communications Inc	203	9	0.44%
Freshpet Inc	61	9	0.44%
Choice Hotels International In	69	9	0.44%
Enanta Pharmaceuticals Inc	153	9	0.44%
BlackLine Inc	73	9	0.44%
Repligen Corp	30	9	0.44%
Inspire Medical Systems Inc	37	9	0.44%
The Hain Celestial Group Inc	202	9	0.44%
Anterix Inc	142	9	0.44%
Perficient Inc	74	9	0.44%
Tandem Diabetes Care Inc	72	9	0.43%
Viking Therapeutics Inc	1,365	9	0.43%
Allogene Therapeutics Inc	333	9	0.43%
Otter Tail Corp	153	9	0.43%
NeoGenomics Inc	177	9	0.43%
Medpace Holdings Inc	45	8	0.43%
Gentex Corp	257	8	0.43%
Kodiak Sciences Inc	88	8	0.43%
Sensient Technologies Corp	93	8	0.43%

See notes to unaudited Schedule of Investments.

FS Long/Short Equity Fund

Unaudited Schedule of Investments (continued)

As of September 30, 2021

(dollar values in thousands, except share and per share amounts)

(l)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
PBF Energy Inc	-1,251	-16	-0.46%
Avis Budget Group Inc	-139	-16	-0.46%
Callon Petroleum Co	-329	-16	-0.46%
Dynavax Technologies Corp	-838	-16	-0.46%
Laredo Petroleum Inc	-198	-16	-0.45%
Matador Resources Co	-420	-16	-0.45%
Stitch Fix Inc	-397	-16	-0.45%
QuantumScape Corp	-645	-16	-0.45%
Citi Trends Inc	-216	-16	-0.45%
Macy's Inc	-698	-16	-0.45%
Centennial Resource Development Inc	-2,352	-16	-0.45%
Range Resources Corp	-695	-16	-0.45%
Dave & Buster's Entertainment Inc	-408	-16	-0.44%
Atlas Air Worldwide Holdings Inc	-191	-16	-0.44%
Innoviva Inc	-933	-16	-0.44%
FuelCell Energy Inc	-2,330	-16	-0.44%
Eventbrite Inc	-824	-16	-0.44%
Sleep Number Corp	-167	-16	-0.44%
Opendoor Technologies Inc	-758	-16	-0.44%
Norwegian Cruise Line Holdings Ltd	-583	-16	-0.44%
American Airlines Group Inc	-757	-16	-0.44%
Ironwood Pharmaceuticals Inc	-1,189	-16	-0.44%
Atara Biotherapeutics Inc	-867	-16	-0.44%
Red Robin Gourmet Burgers Inc	-673	-16	-0.44%
Bonanza Creek Energy Inc	-324	-16	-0.44%
Groupon Inc	-680	-16	-0.44%
eHealth Inc	-383	-16	-0.44%
Arch Coal Inc	-167	-16	-0.44%
SL Green Realty Corp	-219	-15	-0.44%
Vornado Realty Trust	-369	-15	-0.44%
CNX Resources Corp	-1,226	-15	-0.44%
ViaSat Inc	-281	-15	-0.44%
Hostess Brands Inc	-891	-15	-0.44%
Retrophin Inc	-638	-15	-0.44%
Empire State Realty Trust Inc	-1,541	-15	-0.44%
Camping World Holdings Inc	-397	-15	-0.44%
Sabre Corp	-1,303	-15	-0.44%
The GEO Group Inc	-2,064	-15	-0.44%
Cinemark Holdings Inc	-802	-15	-0.44%
Haverty Furniture Cos Inc	-457	-15	-0.44%
BancorpSouth Bank	-517	-15	-0.44%
Hexcel Corp	-259	-15	-0.44%
The Greenbrier Cos Inc	-358	-15	-0.44%
Bloomin' Brands Inc	-615	-15	-0.44%
Trinity Industries Inc	-566	-15	-0.44%
TimkenSteel Corp	-1,176	-15	-0.44%
Realogy Holdings Corp	-877	-15	-0.44%
Host Hotels & Resorts Inc	-941	-15	-0.43%
Aerojet Rocketdyne Holdings Inc	-352	-15	-0.43%
GATX Corp	-171	-15	-0.43%

See notes to unaudited Schedule of Investments.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Funds’ audited consolidated financial statements contained in their annual report for the fiscal year ended December 31, 2020.

FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2021, the Trust consists of five active series, which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Alternative Income Opportunities Fund (“Alternative Income Opportunities”), FS Chiron Real Asset Fund (“Real Asset”), and FS Long/Short Equity Fund (“Long/Short Equity” and, collectively with Managed Futures, Alternative Income Opportunities, and Real Asset, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”). Effective February 16, 2021, Alternative Income Opportunities changed its name from FS Global Macro Fund to FS Alternative Income Opportunities Fund. Effective September 13, 2021, Real Asset changed its name from FS Real Asset Fund to FS Chiron Real Asset Fund and Chiron Investment Management, LLC was named a co-investment advisor to the Real Asset Fund. The strategy of the Real Asset Fund was revised to reflect that the Fund will primarily invest in equities, with additional exposure to fixed-income and commodity securities and instruments.

At a meeting held on September 2, 2021, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the FS Multi-Strategy Alternatives Fund, FS Managed Futures Fund, FS Alternative Income Opportunities Fund, FS Chiron Real Asset Fund and FS Long/Short Equity Fund into the following newly created series, the FS Multi-Strategy Alternatives Fund, FS Chiron Real Asset Fund and FS Long/Short Equity Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”), of The Advisors’ Inner Circle Fund III ( the “Acquiring Trust”). Please refer to the supplement to the Prospectus dated September 30, 2021 for further detail on the proposed reorganization, including a comparison the Funds and the Acquiring Funds and additional information about the Plan.

The reorganization of each Fund is subject to approval by its shareholders. The proposed reorganization is expected to occur after the close of business on or about March 14, 2022 (although the reorganization may be further delayed).

FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018.

Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.

•	FS Multi-Strategy Alternatives Fund seeks to provide shareholders with positive absolute returns over a complete market cycle.

•	FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•	FS Alternative Income Opportunities Fund seeks to provide positive returns through capital appreciation and income.

•	FS Chiron Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•	FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

The Funds use derivatives in executing their respective investment objectives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. In attempting to achieve their investment objectives, the Funds primarily use total return basket swaps that seek both long and short exposure on variety of strategies, in a notional amount, that the Funds could not otherwise have exposure to on a name by name basis. The total return basket swaps include exposure to equity risk as well as foreign currency, commodity and interest rate risk.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act and has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

As of September 30, 2021, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Alternative Income Opportunities had one wholly owned subsidiary, FS Alternative Income Opportunities Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated schedule of investments includes both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of September 30, 2021:

FS Multi-Strategy Alternatives Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$32,651	$33,225	28%
Convertible Bonds	810	829	1%
Common Stocks	6,667	9,314	8%
Exchange-Traded Funds	72	76	0%
Short-Term Investments	74,639	74,632	63%
Total	$114,839	$118,076	100%

FS Managed Futures Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,183	$2,183	100%
Total	$2,183	$2,183	100%

FS Alternative Income Opportunities Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$4,248	$4,261	63%
Convertible Bonds	163	168	2%
Short-Term Investments	2,337	2,336	35%
Total	$6,748	$6,765	100%

FS Chiron Real Asset Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Common Stocks	$14,392	$14,524	57%
U.S. Treasury & Government Agencies	3,909	3,869	15%
Short-Term Investments	7,175	7,175	28%
Total	$25,476	$25,568	100%

FS Long/Short Equity Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$5,346	$5,345	100%
Total	$5,346	$5,345	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such owned 5% or more of its voting securities.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of September 30, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$74,632	63.2%
Commercial Services	3,831	3.2%
Real Estate Investment Trusts	3,094	2.6%
Retail	3,024	2.6%
Entertainment	2,641	2.2%
Packaging & Containers	2,455	2.1%
Healthcare-Services	1,648	1.4%
Diversified Financial Services	1,555	1.3%
Auto Parts & Equipment	1,511	1.3%
Telecommunications	1,447	1.2%
Software	1,418	1.2%
Pharmaceuticals	1,392	1.2%
Leisure Time	1,362	1.2%
Agriculture	1,328	1.1%
Environmental Control	1,307	1.1%
Aerospace/Defense	1,246	1.1%
Distribution/Wholesale	1,146	1.0%
Transportation	1,143	1.0%
Machinery-Diversified	1,065	0.9%
Computers	905	0.8%
Real Estate	871	0.7%
Oil & Gas	834	0.7%
Holding Companies-Diversified	781	0.7%
Home Builders	640	0.5%
Trucking & Leasing	636	0.5%
Chemicals	596	0.5%
Food Service	555	0.5%
Electronics	551	0.5%
Healthcare-Products	516	0.4%
Engineering & Construction	475	0.4%
Insurance	442	0.4%
Housewares	409	0.3%
Food	381	0.3%
Airlines	366	0.3%
Household Products/Wares	361	0.3%
Building Materials	269	0.2%
Beverages	266	0.2%
Miscellaneous Manufacturing	217	0.2%
Pipelines	196	0.2%
Advertising	173	0.2%
Semiconductors	167	0.1%
Storage/Warehousing	133	0.1%
Exchange-Traded Funds	76	0.1%
Hand/Machine Tools	15	0.0%
Total	$118,076	100.0%

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of Alternative Income Opportunities in such industries as of September 30, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,336	34.5%
Real Estate Investment Trusts	415	6.1%
Home Builders	348	5.2%
Healthcare-Services	308	4.6%
Entertainment	280	4.1%
Commercial Services	259	3.8%
Packaging & Containers	233	3.5%
Diversified Financial Services	219	3.2%
Distribution/Wholesale	217	3.2%
Retail	207	3.1%
Pharmaceuticals	181	2.7%
Real Estate	173	2.6%
Auto Manufacturers	163	2.4%
Environmental Control	157	2.3%
Home Furnishings	157	2.3%
Aerospace/Defense	156	2.3%
Telecommunications	155	2.3%
Trucking & Leasing	151	2.2%
Insurance	104	1.5%
Oil & Gas	94	1.4%
Machinery-Diversified	93	1.4%
Food	91	1.4%
Airlines	82	1.2%
Holding Companies-Diversified	67	1.0%
Engineering & Construction	57	0.8%
Software	42	0.6%
Storage/Warehousing	20	0.3%
Total	$6,765	100.0%

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of Real Asset in such industries as of September 30, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$7,175	28.1%
Sovereign	3,869	15.1%
Mining	2,109	8.3%
Oil & Gas	2,024	7.9%
Semiconductors	928	3.6%
Telecommunications	875	3.4%
Machinery-Diversified	793	3.1%
Beverages	757	3.0%
Agriculture	685	2.7%
Diversified Financial Services	641	2.5%
Electric	632	2.5%
Banks	573	2.2%
Auto Manufacturers	514	2.0%
Environmental Control	489	1.9%
Computers	482	1.9%
Oil & Gas Services	474	1.9%
Chemicals	469	1.8%
Cosmetics/Personal Care	309	1.2%
Healthcare-Products	308	1.2%
Insurance	261	1.0%
Retail	256	1.0%
Transportation	253	1.0%
Real Estate Investment Trusts	240	0.9%
Energy-Alternate Sources	231	0.9%
Real Estate	221	0.9%
Total	$25,568	100.0%

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

As of September 30, 2021, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:

FS Multi-Strategy Alternatives Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$33,225	$—	$33,225
Convertible Bonds	—	829	—	829
Common Stock	9,314	—	—	9,314
Exchange-Traded Funds	76	—	—	76
Short-Term Investments	74,632	—	—	74,632
Forward Foreign Currency Exchange Contracts	—	568	—	568
Commodity Futures Contracts	700	—	—	700
Equity Futures Contracts	43	—	—	43
Foreign Currency Futures Contracts	—	—	—	—
Interest Rate Futures Contracts	90	—	—	90
Total Return Index Swaps	—	2,129	—	2,129
Total Assets	$84,855	$36,751	$—	$121,606

Liability Description
Mutual Funds Sold Short	$(1,107)	$—	$—	$(1,107)
Corporate Bonds Sold Short	(433)	(1,933)	—	(2,366)
Common Stocks Sold Short	(2,346)	—	—	(2,346)
Forward Foreign Currency Exchange Contracts	—	(636)	—	(636)
Commodity Futures Contracts	(654)	—	—	(654)
Equity Futures Contracts	(65)	—	—	(65)
Foreign Currency Futures Contracts	—	—	—	—
Interest Rate Futures Contracts	(6)	—	—	(6)
Total Return Index Swaps	—	(1,104)	—	(1,104)
Total Liabilities	$(4,611)	$(3,673)	$—	$(8,284)

FS Managed Futures Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,183	$—	$—	$2,183
Total Return Index Swaps	—	131	—	131
Total Assets	$2,183	$131	$—	$2,314

Liability Description
Total Return Index Swaps	$—	$(93)	$—	$(93)

FS Alternative Income Opportunities Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,261	$—	$4,261
Convertible Bonds	—	168	—	168
Short-Term Investments	2,336	—	—	2,336
Total Return Index Swaps	—	127	—	127
Total Assets	$2,336	$4,556	$—	$6,892

Liability Description
Total Return Index Swaps	$—	$(140)	$—	$(140)

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments (continued)

(dollar values in thousands)

FS Chiron Real Asset Fund

Asset Description	Level 1	Level 2	Level 3	Total
Common Stock	$14,277	$247	$—	$14,524
U.S. Treasury & Government Agencies	—	3,869	—	3,869
Short-Term Investments	7,175	—	—	7,175
Total Return Equity Swaps	—	81	—	81
Total Return Index Swaps	—	—	—	—
Total Assets	$21,452	$4,197	$—	$25,649

Liability Description
Total Return Equity Swaps	$—	$(2)	$—	$(2)

FS Long/Short Equity Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,345	$—	$—	$5,345
Total Return Index Swaps	—	118	—	118
Total Assets	$5,345	$118	$—	$5,463

Liability Description
Total Return Index Swaps	$—	$(629)	$—	$(629)

The Funds’ investments as of September 30, 2021 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of September 30, 2021. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.